1933 Act Registration No. 2-74747
                                             1940 Act Registration No. 811-3313

    As filed with the Securities and Exchange Commission on January 28, 1997

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                        Pre-Effective Amendment No.__  [ ]
                       Post-Effective Amendment No. 23 [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940  [X]

                                Amendment No. 23

                           FIRST AMERICAN FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices) (Zip Code)

                                 (610) 254-1924
              (Registrant's Telephone Number, including Area Code)

                                    DAVID LEE
              C/O SEI INVESTMENTS COMPANY, OAKS, PENNSYLVANIA 19456
                     (Name and Address of Agent for Service)

                                   COPIES TO:
  Kathryn Stanton, Esq.                              Michael J. Radmer, Esq.
 SEI Investments Company                               James D. Alt, Esq.
Oaks, Pennsylvania 19456                              Dorsey & Whitney LLP
                                                     220 South Sixth Street
                                                  Minneapolis, Minnesota  55402

         It is proposed that this filing shall become effective (check appropriate box):

     [ ]  immediately upon filing pursuant to paragraph (b) of rule 485
     [X]  on January 31, 1997 pursuant to paragraph (b) of rule 485
     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice was filed with the Securities and Exchange Commission on November 25, 1996.
================================================================================


                                EXPLANATORY NOTE

         This Registration Statement contains three Prospectuses (Parts A) and one Statement of Additional Information (Part B) relating to the three series of First American Funds, Inc. (the "Registrant"). One Prospectus relates to the Class A and Class B Shares of Series B of the Registrant (referred to in the Prospectus and the Statement of Additional Information as "Prime Obligations Fund"). The second Prospectus relates to the Class C Shares of Series C of the Registrant (referred to in the Prospectus and the Statement of Additional Information as "Government Obligations Fund"), Series D of the Registrant (referred to in the Prospectus and the Statement of Additional Information as "Treasury Obligations Fund") and Prime Obligations Fund. The third Prospectus relates to the Class D Shares of Prime Obligations Fund, Government Obligations Fund and Treasury Obligations Fund. The Statement of Additional Information relates to all three prospectuses. The Cross Reference Sheet, Part C, Signature Page, and exhibits contained in this Registration Statement relate only to the Registrant.


                           FIRST AMERICAN FUNDS, INC.
                         POST-EFFECTIVE AMENDMENT NO. 23
              CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A

                      CLASS A AND CLASS B SHARES PROSPECTUS
PART A
ITEM NO.       CAPTION IN PROSPECTUS
--------       ---------------------

    1          Cover Page
    2          Summary of Fund Expenses
    3          Financial Highlights; Calculation of Performance Data
    4          The Funds; Investment Objective and Policies
    5          Management of the Fund; Distributor; Investment Objective and
               Policies
    5A         Not Applicable
    6          The Fund; Investing in the Funds; Taxes
    7          Distributor; Investing in the Funds; Redeeming Shares;
               Determining the Price of Shares
    8          Redeeming Shares
    9          Not Applicable

                            CLASS C SHARES PROSPECTUS

PART A
ITEM NO.       CAPTION IN PROSPECTUS
--------       ---------------------

    1          Cover Page
    2          Summary of Fund Expenses
    3          Financial Highlights; Calculation of Performance Data
    4          The Funds; Investment Objective and Policies
    5          Management of the Funds; Distributor; Investment Objective and Policies
    5A         Not Applicable
    6          The Funds; Purchase and Redemption of Shares; Taxes
    7          Distributor; Purchase and Redemption of Shares; Determining the Price of Shares
    8          Purchase and Redemption of Shares
    9          Not Applicable

                            CLASS D SHARES PROSPECTUS

PART A
ITEM NO.       CAPTION IN PROSPECTUS

    1          Cover Page
    2          Summary of Fund Expenses
    3          Financial Highlights; Calculation of Performance Data
    4          The Funds; Investment Objective and Policies
    5          Management of the Funds; Distributor; Investment Objective and
               Policies
    5A         Not Applicable
    6          The Funds; Purchase and Redemption of Shares; Taxes
    7          Distributor; Purchase and Redemption of Shares; Determining the
               Price of Shares
    8          Purchase and Redemption of Shares
    9          Not Applicable

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

PART B
ITEM NO.       CAPTION IN STATEMENT OF ADDITIONAL INFORMATION

    10         Cover Page
    11         Table of Contents
    12         General Information
    13         Investment Restrictions
    14         Directors and Executive Officers
    15         Capital Stock
    16         Investment Advisory and Other Services
    17         Portfolio Transactions
    18         Not Applicable
    19         Net Asset Value and Public Offering Price; Valuation of Portfolio
               Securities
    20         Taxes
    21         Investment Advisory and Other Services
    22         Calculation of Performance Data
    23         Financial Statements




FIRST AMERICAN FUNDS, INC.

MONEY MARKET FUND
RETAIL CLASS



PRIME OBLIGATIONS FUND



                                   PROSPECTUS

                                                                JANUARY 31, 1997

[LOGO] FIRST AMERICAN FUNDS
       THE POWER OF DISCIPLINED INVESTING



TABLE OF CONTENTS

                                         PAGE

SUMMARY OF FUND EXPENSES                   4
Class A and Class B Share Fees and
Expenses                                   4
Information Concerning Fees and
Expenses                                   5
FINANCIAL HIGHLIGHTS                       6
THE FUND                                   8
INVESTMENT OBJECTIVE AND POLICIES          8
MANAGEMENT OF THE FUND                     9
Investment Adviser                         9
Portfolio Managers                        10
Custodian                                 11
Administrator                             11
Transfer Agent                            11
DISTRIBUTOR                               11
PORTFOLIO TRANSACTIONS                    13
INVESTING IN THE FUND                     13
Share Purchases                           13
Minimum Investment Required               14
Alternative Purchase Options              14
Systematic Investment Program             16
Systematic Exchange Program               16
Certificates and Confirmations            17
Dividends and Distributions               17
Exchange Privilege                        17
REDEEMING SHARES                          19
By Telephone                              19
By Mail                                   20
By Checking Account                       20
By Systematic Withdrawal Program          21
Redemption Before Purchase
Instruments Clear                         21
Accounts with Low Balances                21
DETERMINING THE PRICE OF SHARES           21
TAXES                                     22
FUND SHARES                               22
CALCULATION OF PERFORMANCE DATA           23
INVESTMENT RESTRICTIONS AND
TECHNIQUES                                24
General                                   24
Loan Participations; Section 4(2) and
Rule 144A Securities                      25
Securities of Foreign Banks and
Branches                                  26
United States Government Securities       26
Repurchase Agreements                     27
Credit Enhancement Agreements             28
Lending of Portfolio Securities           28
When-Issued and Delayed Delivery
Securities                                28
Money Market Funds                        29
Information Concerning Compensation
Paid to First Trust National
Association and Its Affiliates            29



FIRST AMERICAN FUNDS, INC.
Oaks, Pennsylvania 19456

RETAIL CLASSES PROSPECTUS

    The shares described in this Prospectus represent interests in First American Funds, Inc., which consists of mutual funds with three different investment portfolios and objectives. This Prospectus relates to the Class A and Class B Shares of the following fund (the "Fund"):

                            * Prime Obligations Fund


    The Fund seeks to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing in a variety of money market instruments maturing within 397 days. The Fund is a diversified open-end mutual fund.

    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST BANK NATIONAL ASSOCIATION OR ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

    This Prospectus sets forth concisely information about the Fund that a prospective investor should know before investing. It should be read and retained for future reference.

    A Statement of Additional Information dated January 31, 1997 for the Fund has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Fund, call (800) 637-2548 or write SEI Financial Services Company, Oaks, Pennsylvania 19456.

    AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus is January 31, 1997.


SUMMARY OF FUND EXPENSES

CLASS A AND CLASS B SHARE FEES AND EXPENSES

                                           CLASS A        CLASS B
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on purchases      None          None
Maximum sales load imposed on reinvested
dividends                                    None          None
Maximum contingent deferred sales charge
(as a percentage of original purchase
price or redemption proceeds, as
applicable)(1)                               None          5.00%
Redemption fees                              None          None
Exchange fees                                None          None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Investment advisory fees (after voluntary
fee waivers and reimbursements)(2)           0.31%         0.31%
Rule 12b-1 fees                              0.25%(3)      1.00%(4)
Other expenses (after voluntary fee
waivers and reimbursements)(2)               0.14%         0.14%
Total fund operating expenses
(after voluntary fee waivers and
reimbursements)(2)                           0.70%         1.45%

EXAMPLE(5)

You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return, (ii) redemption at the end of each time period for Class B Shares with the payment of the maximum applicable contingent deferred sales charge of 5% in year 1, 4% in year 3, 2% in year 5 and automatic conversion to Class A Shares at the end of year 8 (column 2), and (iii) no redemption of Class B Shares (column 3):


                          CLASS B         CLASS B
                         (ASSUMING     (ASSUMING NO
             CLASS A    REDEMPTION)     REDEMPTION)

 1 year        $ 7          $ 65           $ 15
 3 years       $22          $ 86           $ 46
 5 years       $39          $ 99           $ 79
10 years       $87          $153           $153


(1) Class B Shares of the Fund are only available pursuant to an exchange for Class B Shares of another fund in the First American family or pursuant to a systematic exchange program for the purchase of Class B Shares of such other fund. The deferred sales charge applied to Class B Shares of the Fund at the time of redemption will be equal to the deferred sales charge that would have been applied to the shares of such other fund. Currently, the maximum deferred sales charge on such shares is 5.00%.

(2) First Bank National Association, the investment adviser for the Fund, intends to waive a portion of its fees and/or reimburse expenses on a voluntary basis, and the amounts shown above reflect these waivers and reimbursements as of the date of this Prospectus. The Fund's investment adviser intends to maintain such waivers and reimbursements for the current fiscal year but reserves the right to terminate its waiver and to discontinue expense reimbursement at any time thereafter in its sole discretion. Absent any fee waivers, investment advisory fees for the Fund as an annualized percentage of average daily net assets would be 0.40%; and total fund operating expenses calculated on such basis would be 0.79% for Class A Shares and 1.54% for Class B Shares. Other expenses include an annual administration fee.

(3) Of this amount, 0.25% is designated as a shareholder servicing fee and none as a distribution fee.

(4) Of this amount, 0.25% is designed as a shareholder servicing fee and 0.75% as a distribution fee.

(5) Absent the voluntary reduction of fees the dollar amounts for the 1, 3, 5, and 10 year periods in the example above would be as follows: Class A, $8, $25, $44 and $98; and Class B (assuming redemption), $66, $89, $104 and $163 and Class B (assuming no redemption), $16, $49, $84 and $163.

    INFORMATION CONCERNING FEES AND EXPENSES
    The purpose of the preceding table is to assist the investor in understanding the various costs and expenses that an investor in the Fund may bear directly or indirectly. THE DATA CONTAINED IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The information set forth in the tables relates only to the Class A and Class B Shares of the Fund. The Fund also offers Class C and Class D Shares.

    Investment advisory fees are paid by the Fund to First Bank National Association (the "Adviser") for managing its investments. The examples in the above table are based on projected annual operating expenses for the Fund after voluntary fee waivers and expense reimbursements by the Adviser. Prior to fee waivers, investment advisory fees accrue at the annual rate of 0.40% of the average daily net assets of the Fund. Other expenses include administrative fees which are paid by the Fund to SEI Financial Management Corporation (the "Administrator") for providing various services necessary to operate the Fund. These include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated as described under "Management of the Fund -- Administrator" below.

    The Class A Shares of the Fund pay a shareholder servicing fee to the Distributor in an amount equalling 0.25% of the annual average daily net assets attributable to the Class A Shares, and the Class B Shares of each Fund bear distribution and shareholder servicing fees totaling 1.00% of the annual average daily net assets attributable to the Class B Shares. Due to the payment of such fees by the Class A and Class B Shares of the Fund, long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by NASD rules. Class B Shares are also subject to a contingent deferred sales charge as described below under "Purchase of Shares -- Alternative Purchase Options."

FINANCIAL HIGHLIGHTS

    The following financial highlights have been audited by KPMG Peat Marwick, LLP, independent auditors, and should be read in conjunction with the Fund's financial statements and the related notes thereto appearing in its Annual Report to Shareholders for the year ended September 30, 1996.

    For the periods ended September 30,
    For a share outstanding throughout the period


                                                                     NET
                          NET ASSET                   DIVIDENDS     ASSET
                            VALUE          NET        FROM NET      VALUE
                          BEGINNING    INVESTMENT    INVESTMENT     END OF
                          OF PERIOD      INCOME        INCOME       PERIOD
PRIME OBLIGATIONS FUND
Class A
1996                        $1.00        $0.050        $(0.050)     $1.00
1995(1)                      1.00         0.038         (0.038)      1.00
Class B
1996                        $1.00        $0.042        $(0.042)     $1.00
1995(2)                      1.00         0.032         (0.032)      1.00


+   Returns are for the period indicated and have not been annualized.

(1) This class of shares has been offered since January 21, 1995 (the Fund itself having commenced operations on March 1, 1990). All ratios for the period have been annualized.

(2) This class of shares has been offered since January 23, 1995 (the Fund itself having commenced operations on March 1, 1990). All ratios for the period have been annualized.


(wide table continued from above)

                                                                RATIO OF
                                                               EXPENSES TO
                                   RATIO OF     RATIO OF NET   AVERAGE NET
                 NET ASSETS END  EXPENSES TO     INCOME TO       ASSETS
       TOTAL       OF PERIOD     AVERAGE NET    AVERAGE NET    (EXCLUDING
       RETURN        (000)          ASSETS         ASSETS       WAIVERS)
         5.08%      $135,146         0.70%          4.94%         0.79%
         3.84+        96,083         0.70           5.43          0.82

         4.29%      $  1,763         1.45%          4.15%         1.54%
         3.28+            14         1.45           4.70          1.57



THE FUND

    First American Funds, Inc. ("FAF") is an open-end management investment company that offers its shares in three different mutual funds, each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in the Fund through separate classes that provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. Except for these differences among classes, each share of the Fund represents an undivided proportionate interest in the Fund. FAF is incorporated under the laws of the State of Minnesota, and its principal offices are located at Oaks, Pennsylvania 19456.

    This Prospectus relates only to the Class A and Class B Shares of the Fund. Information regarding the Class C and Class D Shares of the Fund is contained in separate prospectuses that may be obtained from the Fund's Distributor, SEI Financial Services Company, Oaks, Pennsylvania 19456, or by calling (800) 637-2548. The Board of Directors of FAF may authorize additional series or classes of common stock in the future.

INVESTMENT OBJECTIVE AND POLICIES

    The Adviser will purchase investments for the Fund consistent with the investment objective described below and that meet the quality characteristics established for the Fund. The Fund's investment objective may not be changed without an affirmative vote of the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding shares of the Fund. The Fund may not always achieve its objective.

    As a fundamental investment objective, the Fund seeks to achieve maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity. In seeking to achieve its objective, the Fund invests in money market instruments, including marketable securities issued or guaranteed by the United States Government or its agencies or instrumentalities; United States dollar-denominated obligations (including bankers' acceptances, time deposits, and certificates of deposit, including variable rate certificates of deposit) of banks (including commercial banks, savings banks, and savings and loan associations) organized under the laws of the United States or any state, foreign banks, United States branches of foreign banks, and foreign branches of United States banks, if such banks have total assets of not less than $500 million; and certain corporate and other obligations, including high grade commercial paper, non-convertible corporate debt securities, and loan participation interests with no more than 397 days remaining to maturity as determined pursuant to Rule 2a-7 under the 1940 Act. For more information on these types of securities, see "Investment Restrictions and Techniques" below.

    The Fund may also (i) engage in repurchase agreements with respect to any of its portfolio securities, (ii) purchase credit enhancement agreements to enhance the creditworthiness of its portfolio securities, (iii) lend securities from its portfolio, or (iv) purchase the securities described above on a when-issued or delayed delivery basis. See "Investment Restrictions and Techniques" below.

    The Fund may invest (i) up to 25% of its total assets in dollar-denominated obligations of United States branches of foreign banks which are subject to the same regulation as United States banks, and (ii) up to 25% of its total assets collectively in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations. The Fund may invest in United States dollar-denominated obligations of foreign corporations if the obligations satisfy the same quality standards set forth above for domestic corporations. See "Investment Restrictions and Techniques" for a discussion of the risks relating to investments in such securities.

MANAGEMENT OF THE FUND

    The Board of Directors of FAF has the primary responsibility for overseeing the overall management and electing other officers of FAF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAF.

    INVESTMENT ADVISER
    First Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55480, acts as the Fund's investment adviser through its First Asset Management group. The Adviser provides the Fund with investment research and portfolio management. As of December 31, 1996, the Adviser was managing accounts with an aggregate value of approximately $35 billion, including mutual fund assets in excess of $12 billion. First Bank System, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Adviser.

    The Fund pays the Adviser a monthly fee equal, on an annual basis, to 0.40% of the Fund's average daily net assets. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to the Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Fund from time to time, in its discretion, while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering the Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling, or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring, or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Fund has received an opinion from its counsel that the Adviser is not prohibited from performing the investment advisory services described above, and that FBS Investment Services, Inc. ("ISI"), a wholly-owned broker-dealer of the Adviser, is not prohibited from serving as a Participating Institution as described herein. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and shareholders would not suffer adverse financial consequences.

    PORTFOLIO MANAGERS

    JOSEPH M. ULREY III is portfolio co-manager for the Fund. He spent 10 years overseeing various functions in the Treasury and Finance Divisions of First Bank System before joining the Adviser. For the past 5 1/2 years he has managed assets for individuals and institutional clients of the Adviser. Joseph graduated from Macalester College with a bachelor's degree in mathematics/economics and went on to the University of Chicago for his master's in business administration, concentrating in finance.

    JAMES D. PALMER is portfolio co-manager for the Fund. Jim joined the Adviser in 1992, prior to which he was a securities lending trader and senior master trust accountant with First Trust National Association. He holds a bachelor's degree from the University of Wisconsin -- LaCrosse and a master's of business administration degree from the University of Minnesota.

    CUSTODIAN
    The custodian of the Fund's assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of FBS, which also controls the Adviser. As compensation for its services to the Fund, the Custodian is paid 0.03% of the average daily net assets of the Fund. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred in providing services to the Fund.

    ADMINISTRATOR
    The Administrator, a wholly-owned subsidiary of SEI Investments Company ("SEI"), provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. The Administrator provides these personnel and services for compensation at an annual rate equal to 0.07% of the Fund's average daily net assets, subject to a minimum administrative fee during each fiscal year of $50,000; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.055%.

    TRANSFER AGENT
    DST Systems, Inc. serves as the transfer agent (the "Transfer Agent") and dividend disbursing agent for the Fund. The address of the Transfer Agent is 1004 Baltimore, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.

DISTRIBUTOR

    SEI Financial Services Company (the "Distributor") is the principal distributor for shares of the Fund. The Distributor is a Pennsylvania corporation organized on July 20, 1981, and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI and is located at Oaks, Pennsylvania 19456. The Distributor is not affiliated with the Adviser, First Bank System, Inc., the Custodian and their respective affiliates.

    FAF has adopted a Rule 12b-1 plan and entered into a distribution and shareholder servicing agreement with the Distributor with respect to distribution-related activities and shareholder servicing for the Class A Shares of the Fund. Under this plan and agreement, the Fund pays the Distributor a shareholder servicing fee monthly at an annual rate of 0.25% of the Fund's Class A Shares' average daily net assets. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts.

    FAF has also adopted a Plan of Distribution with respect to the Class B Shares of the Fund (the "Class B Distribution Plan"), pursuant to Rule 12b-1 under the 1940 Act. With respect to the Class B Shares, FAF has also entered into a Distribution and Service Agreement with the Distributor on behalf of the Fund (the "Class B Distribution Agreement"). Under the Class B Distribution Plan and the Class B Distribution Agreement, the Distributor is authorized to retain the contingent deferred sales charge that may be paid upon redemption of Class B Shares, and the Fund pays the Distributor a distribution fee monthly at an annual rate of 0.75% of the Fund's Class B Shares' average daily net assets. In addition to the distribution fee, the Distributor is paid a shareholder servicing fee of 0.25% of the average daily net assets of the Class B Shares pursuant to the Class B Distribution Plan and a shareholder service plan (the "Class B Service Plan"), which fee may be used by the Distributor to provide compensation for ongoing servicing and maintenance of shareholder accounts with respect to the Class B Shares of the Fund. The distribution fee paid to the Distributor under the Class B Distribution Plan is used by the Distributor to compensate broker-dealers, including the Distributor and the Distributor's registered representatives, for their sale of Fund shares, and may also be used to pay other advertising and promotional expenses in connection with the distribution of Fund shares.

    The foregoing plans recognize that the Distributor, the Administrator and the Adviser may in their discretion use their own assets to pay for certain costs of distributing Fund shares. Any such arrangement to pay such additional costs may be in the form of cash or promotional incentives and may be commenced or discontinued by the Adviser, the Administrator, the Distributor, or any Participating Institutions (as defined below) at any time. The Distributor may engage securities dealers, financial institutions (including, without limitation, banks), and other industry professionals (the "Participating Institutions") to perform share distribution and shareholder support services for the Fund. ISI, a subsidiary of the Adviser, is a Participating Institution.

    The investment company shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, First Bank National Association or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

PORTFOLIO TRANSACTIONS

    The Fund anticipates being as fully invested as practicable in debt securities. Most of the Fund's portfolio transactions are effected with dealers at a spread or markup. The dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation. The Fund may authorize the Adviser to place brokerage orders with some brokers who help distribute the Fund's shares, if the Adviser reasonably believes that the commission and transaction quality are comparable to that available from other qualified brokers. Because the Adviser trades a large number of securities, dealers generally are willing to work with the Adviser on a more favorable spread to the Fund than would be possible for most individual investors.

    A greater spread may be paid to those firms that provide research services. The Adviser may use this research information in managing the Fund's assets. The Adviser uses its best efforts to obtain execution of the Fund's portfolio transactions at spreads which are reasonable in relation to the benefits received.

INVESTING IN THE FUND

    SHARE PURCHASES
    Shares are sold at their net asset value on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business. Shares of the Fund may be purchased as described below. Class B Shares are only available pursuant to an exchange from a mutual fund in the First American family of funds that assesses a contingent deferred sales charge. The Fund reserves the right to reject any purchase request.

    THROUGH A FINANCIAL INSTITUTION. Shares may be purchased through a financial institution which has a sales agreement with the Distributor. An investor may call his or her financial institution to place an order. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Fund by 12:00 noon Central time in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

    BY MAIL. An investor may place an order to purchase shares of the Fund directly through the Transfer Agent. Orders by mail will be executed upon receipt of payment by the Transfer Agent. If an investor's check does not clear, the purchase will be cancelled and the investor could be liable for any losses or fees incurred. Third-party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, the proceeds of redemptions of the shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.

    In order to purchase shares by mail, an investor must:

    *   complete and sign the new account form;

    *   enclose a check made payable to (Fund name); and

    * mail both to DST Systems, Inc., P.O. Box 419382, Kansas City, Missouri 64141-6382.

    After an account is established, an investor can purchase shares by mail by enclosing a check and mailing it to DST Systems, Inc. at the above address.

    BY WIRE. To purchase shares of the Fund by wire, call (800) 637-2548 before 12:00 noon Central time to place an order. All information needed will be taken over the telephone, and the order will be considered received when the Custodian receives payment by wire. If the Custodian does not receive the wire by 12:00 noon Central time, the order will be executed the next business day. Federal funds should be wired as follows: First Bank National Association, Minneapolis, Minnesota; ABA Number 091000022; For Credit to:
    DST Systems: Account Number 160234580266; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed and on federal holidays upon which wire transfers are restricted.

    MINIMUM INVESTMENT REQUIRED
    The minimum initial investment is $1,000, unless the investment is in a retirement plan, in which case the minimum initial investment is $250. The minimum subsequent investment is $100. The Fund reserves the right to waive the minimum investment requirement in certain cases for employees of First Bank National Association, First Trust National Association, First Bank System, Inc., and their respective affiliates.

    ALTERNATIVE PURCHASE OPTIONS
    Class A Shares and Class B Shares represent interests in the Fund's portfolio of investments. The classes have the same rights and are identical in all respects except that (i) Class B Shares bear the expenses of the contingent deferred sales charge arrangement; (ii) Class A Shares and Class B Shares bear different expenses in connection with their respective shareholder servicing plans and distribution plans; (iii) each class has exclusive voting rights with respect to approvals of any Rule 12b-1 distribution plan or service plan related to that specific class; and (iv) each class has different exchange features. Sales personnel of broker-dealers distributing the Fund's shares, and other persons entitled to receive compensation for selling shares, may receive differing compensation for selling Class A and Class B Shares.

    CLASS A SHARES. The Fund's Class A Shares are offered on a continuous basis at their next determined offering price, which is net asset value. There is no initial or contingent deferred sales charge on purchases of Class A Shares. Class A Shares are subject to a shareholder servicing fee paid to the Distributor monthly at an annual rate of 0.25% of the Class A Shares' average daily net assets. See "Distributor" above.

    CLASS B SHARES. Class B Shares are sold at net asset value without any initial sales charge. Class B Shares are available for purchase only in exchange for shares of a mutual fund in the First American family of funds that assess a contingent deferred sales charge (the "Exchange Class Shares") or through a systematic exchange program as described below. Currently, only the Class B Shares of the funds in the First American family assess a contingent deferred sales charge. If an investor redeems Class B Shares of the Fund within eight years of purchase of the Exchange Class Shares, he or she will pay a contingent deferred sales charge in an amount equal to the contingent deferred sales charge he or she would have paid on the Exchange Class Shares, assuming no exchange had occurred. Consequently, if a shareholder exchanges Exchange Class Shares for Class B Shares of the Fund, the transaction will not be subject to a contingent deferred sales charge; however, when Class B Shares acquired through the exchange are redeemed, the shareholder will be treated as if no exchange took place for the purpose of determining the contingent deferred sales charge and will be charged a contingent deferred sales charge at the rates set forth below. This charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value, if any, above the initial purchase price or on shares derived from reinvestment of dividends or capital gains distributions.

                            CONTINGENT DEFERRED
                             SALES CHARGE AS A
                           PERCENTAGE OF DOLLAR
                             AMOUNT SUBJECT TO
YEAR SINCE PURCHASE               CHARGE
First                              5.00%
Second                             5.00%
Third                              4.00%
Fourth                             3.00%
Fifth                              2.00%
Sixth                              1.00%
Seventh                            None
Eighth                             None

    In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first, of any Class A Shares in the shareholder's Fund account; second, of any Class B Shares held for more than eight years and Class B Shares acquired pursuant to reinvestment of dividends or other distributions; and third, of Class B Shares held longest during the eight year period. This method should result in the lowest possible sales charge.

    At the end of the period ending eight years after the beginning of the month in which the Exchange Class Shares were issued, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the Class B distribution and service fees. This conversion will be on the basis of the relative net asset values of the two classes.

    SYSTEMATIC INVESTMENT PROGRAM
    Once an account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program through his or her financial institution or call (800) 637-2548.

    SYSTEMATIC EXCHANGE PROGRAM
    Shares of the Fund also may be exchanged through automatic monthly deductions from an investor's account for the same class of shares of First American Investment Funds, Inc. or First American Strategy Funds, Inc. Under a systematic exchange program, an investor initially purchases Class A or Class B Shares of Prime Obligations Fund in an amount equal to the total amount of the investment the investor desires to make in the same class of shares of First American Investment Funds or First American Strategy Funds. On a monthly basis a specified dollar amount of Prime Obligations Fund shares is exchanged for shares of the same class of a specified portfolio of First American Investment Funds or First American Strategy Funds. Exchanges of Class A Shares will be subject to the applicable sales charge imposed by the First American Investment Funds portfolio and, accordingly, it may be benefical for an investor to execute a letter of intent in connection with a Class A Shares systematic exchange program. Exchanges of Class B Shares are not subject to a contingent deferred sales charge, but if shares are redeemed rather than exchanged, the shares are subject to such a charge. Shares of First American Strategy Funds are not subject to a sales charge. The systematic exchange program of investing a fixed dollar amount at regular intervals over time in a First American Investment Funds or First American Stragety Funds portfolio has the effect of reducing the average cost per share of the shares of the portfolio acquired. This effect also can be achieved through the First American Investment Funds or First American Strategy Funds systematic investment program, which is described in the applicable prospectuses. A shareholder may apply for participation in the systematic exchange program through his or her financial institution or by calling (800) 637-2548.

    CERTIFICATES AND CONFIRMATIONS
    The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Fund. Monthly confirmations are sent to report all transactions and dividends paid during that month.

    DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income will be accrued daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund, unless cash payments are requested by contacting the Fund. Shares purchased through the Fund before 12:00 noon Central time earn dividends that day. Dividends payable on Class B Shares will generally be less than the dividends payable on Class A Shares because of the greater distribution and shareholder service expenses charged to Class B Shares.

    EXCHANGE PRIVILEGE
    Shareholders may exchange Class A or Class B Shares of the Fund for currently available Class A or Class B Shares, respectively, of the other funds in the First American family. Exchanges of Class A Shares of the Fund will be subject to imposition of sales charges, as applicable, unless such shares are shown to have been originally issued in exchange for shares in the First American family of funds that had a sales charge. Exchanges of shares among the funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

    The ability to exchange shares of the funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution.

    Written exchange requests must be signed exactly as shown on the authorization form, and the signatures may be required to be guaranteed as for a redemption of shares by an entity described under "Redeeming Shares -- By Mail." Neither the Fund, the Distributor, the Transfer Agent, any shareholder servicing agent, nor any financial institution will be responsible for further verification of the authenticity of the exchange instructions. See also "Redeeming Shares."

    Telephone exchange instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.

    Telephone exchange instructions may be recorded and will be binding upon the shareholder. Telephone instructions must be received by the Transfer Agent before 12:00 noon Central time, or by a shareholder's shareholder servicing agent or financial institution by the time specified by it, in order for shares to be exchanged the same day. Neither the Transfer Agent nor the Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures.

    Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his or her broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105.

    The terms of any exchange privileges may be modified or terminated by the Fund at any time. There are currently no additional fees or charges for the exchange service and the Fund does not contemplate establishing such fees or charges, although the Fund reserves the right to do so. Shareholders will be notified of any modification or termination of the exchange privilege and of the imposition of any additional fees or charges.

REDEEMING SHARES

    The Fund redeems shares at the net asset value next determined after the Transfer Agent receives the redemption request, reduced by any applicable contingent deferred sales charge on Class B Shares. Redemptions will be made on days on which the Fund computes its net asset value. Redemptions can be made as described below and must be received in proper form.

    BY TELEPHONE
    A shareholder may redeem shares of the Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution plus any applicable contingent deferred sales charge on Class B Shares. Redemption requests must be received by the financial institution by the time specified by the institution to be assured same day processing and redemption requests must be transmitted to and received by the Fund by 12:00 noon Central time for same day processing. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Redemptions processed by 12:00 noon Central time will not receive that day's dividend. Redemption requests placed after that time will earn that day's dividend, but will not receive proceeds until the following day.

    Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning (800) 637-2548. At the shareholder's request, redemption proceeds will be paid by check and mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. Wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Fund determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

    In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered. Neither the Transfer Agent nor the Fund will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or taxpayer identification number at the time such request is made. The Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Fund may be liable for any losses due to unauthorized or fraudulent telephone transactions.

    BY MAIL
    Any shareholder may redeem Fund shares by sending a written request to the Transfer Agent, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

    Shareholders requesting a redemption of $5,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

    * a trust company or commercial bank, the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

    * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or the National Association of Securities Dealers;

    * a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

    * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

    The Fund does not accept signatures guaranteed by a notary public.

    The Fund and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

    BY CHECKING ACCOUNT
    At the shareholder's request, the Transfer Agent will establish a checking account for redeeming Fund shares. With a Fund checking account, shares may be redeemed simply by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the Transfer Agent presents the check to the Fund. A check may not be written to close an account. If a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's bank. Checks should never be sent to the Transfer Agent to redeem shares. Copies of canceled checks are available upon request. A fee is charged for this service. For further information, contact the Fund.

    BY SYSTEMATIC WITHDRAWAL PROGRAM
    Shareholders whose account value is at least $5,000 may elect to participate in the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. A shareholder may apply for participation in this program through his or her financial institution. Because automatic withdrawals of Class B Shares are subject to the contingent deferred sales charge, it may not be in the best interest of a Class B shareholder to participate in the Systematic Withdrawal Program.

    REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR
    When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.

    ACCOUNTS WITH LOW BALANCES
    Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $500. This requirement does not apply, however, if the balance falls below $500 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account requirement.

DETERMINING THE PRICE OF SHARES

    The net asset value per share is determined as of the earlier of the close of the New York Stock Exchange or 3:00 p.m. Central time on each day the New York Stock Exchange is open for business, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order to purchase Fund shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request. It is the responsibility of Participating Institutions to promptly forward purchase and redemption orders to the Transfer Agent. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent or Fund may require additional documents to evidence appropriate authority in order to effect the redemption and the applicable price will be that next determined following the receipt of the required documentation.

    The net asset value per share for the Fund is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding.

    Securities in the Fund's portfolio are valued on the basis of amortized cost. This means valuation assumes a steady rate of payment from the date of purchase until maturity instead of looking at actual changes in market value. The Fund's other assets are valued by a method which the FAF Board of Directors believes would accurately reflect fair value.

TAXES

    The Fund will distribute all of its net income to shareholders. Dividends will be taxable as ordinary income to shareholders, whether reinvested or received in cash.

    For a more detailed discussion of the taxation of the Fund and the tax consequences of an investment in the Fund, see "Taxes" in the Statement of Additional Information.

FUND SHARES

    Each share of the Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Fund have no preemptive or conversion rights.

    Each share of the Fund has one vote. On some issues, such as the election of directors, all shares of all FAF funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular fund or class, the shares of that fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a fund or to approve, disapprove or alter a distribution plan pertaining to a class.

    The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

CALCULATION OF PERFORMANCE DATA

    From time to time the Fund may advertise its "yield" and "effective yield" in advertisements or in reports or other communications with shareholders. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

    Advertisements and other sales literature for the Fund may refer to the Fund's "cumulative total return" and "average annual total return." Total return is based on the overall dollar or percentage change in value of a hypothetical investment in the Fund assuming dividend distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results.

    Performance quotations are computed separately for Class A, Class B, Class C and Class D Shares of the Fund. The performance of each class will differ due to the varying levels of distribution fees and shareholder service fees applicable to each class.

INVESTMENT RESTRICTIONS AND TECHNIQUES

    GENERAL
    The Fund is subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, the Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities which are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by the Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the Adviser to determine that the Fund's investments present only "minimal credit risk" and are Eligible Securities. The Board of Directors of FAF has established written guidelines and procedures for the Adviser and oversees the Adviser's determination that the Fund's portfolio securities present only "minimal credit risk" and are Eligible Securities.

    Rule 2a-7 requires, among other things, that the Fund may not invest, other than in United States "Government Securities" (as defined in the 1940 Act), more than 5% of its total assets in securities issued by the issuer of the security; provided, that the Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. The Fund invests in corporate and bank obligations qualifying as First Tier Securities. In general, First Tier Securities are securities which are rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligations) in the highest short-term rating category or, if unrated, are determined by the Adviser to be of comparable quality. Rule 2a-7 also requires that the Fund may not invest, other than in United States Government securities, (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than the greater of 1% of its total assets or $1,000,000 in Second Tier Securities of any one issuer.

    In order to provide shareholders with full liquidity, the Fund has implemented the following practices to maintain a constant price of $1.00 per share: limiting the portfolio's dollar-weighted average maturity to 90 days or less and buying securities which mature within 397 days from the date of acquisition as determined pursuant to Rule 2a-7 under the 1940 Act. The Fund cannot guarantee a $1.00 share price but these practices help to minimize any price fluctuations that might result from rising or declining interest rates. All money market instruments, including United States Government securities, can change in value when interest rates or an issuer's creditworthiness changes. The value of the securities in the Fund's portfolio can be expected to vary inversely with changes in prevailing interest rates, with the amount of such variation depending primarily upon the period of time remaining to maturity of the security. If the security is held to maturity, no gain or loss will be realized as a result of interest rate fluctuations.

    As a fundamental policy, the Fund will not purchase a security if, as a result: (a) more than 10% of its net assets would be in illiquid assets including time deposits and repurchase agreements maturing in more than seven days; or (b) 25% or more of its assets would be in any single industry, except that there is no limitation on the purchase of obligations of domestic commercial banks (excluding, for this purpose, foreign branches of domestic commercial banks). Limitation (b) does not apply to obligations issued or guaranteed by the United States or its agencies or instrumentalities.

    Unless otherwise stated, the policies described above in this section for the Fund are non-fundamental and may be changed by a vote of the Board of Directors. The Fund has adopted certain other investment restrictions, which are set forth in detail in the Statement of Additional Information. These restrictions are fundamental and may not be changed without the approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

    If a percentage limitation under this section or "Investment Objectives and Policies," or under "Investment Restrictions" in the Statement of Additional Information, is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitation on illiquid investments.

    The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and a greater fluctuation in value. All securities in the portfolio are purchased with and payable in United States dollars.

    LOAN PARTICIPATIONS; SECTION 4(2) AND RULE 144A SECURITIES
    A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, the Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. Loan participation interests that can be sold within a seven-day period are deemed by the Adviser to be liquid investments. If a loan participation interest is restricted from being sold within a seven-day period, then it, as a fundamental policy, will be limited, together with other illiquid investments, to not more than 10% of the Fund's net assets. Commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 meet the criteria for liquidity established by the Board of Directors and are quite liquid. Consequently, the Fund does not intend to subject such securities to the limitation applicable to restricted securities. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

    SECURITIES OF FOREIGN BANKS AND BRANCHES
    Because the portfolio may contain securities of foreign branches of domestic banks, foreign banks, and United States branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of United States banks. These risks may include future unfavorable political and economic developments and possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the Fund. Additionally, there may be less public information available about foreign banks and their branches. The Adviser carefully considers these factors when making investments. The Fund has agreed that, in connection with investment in securities issued by foreign banks, United States branches of foreign banks, and foreign branches of domestic banks, consideration will be given to the domestic marketability of such securities in light of these factors.

    UNITED STATES GOVERNMENT SECURITIES
    The Fund may invest in securities issued or guaranteed as to principal or interest by the United States Government, or agencies or instrumentalities of the United States Government. These investments include direct obligations of the United States Treasury such as United States Treasury bonds, notes, and bills. The Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, the Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the United States Government and various instrumentalities which have been established or sponsored by the United States Government. Except for United States Treasury securities, these United States Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Adviser considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

    Some of the government agencies that issue or guarantee securities are the Government National Mortgage Association and the Farmers Home Administration, and some of the instrumentalities that issue or guarantee securities include the Export-Import Bank, Federal Farm Credit Banks, Federal Home Loan Banks, and the Federal Home Loan Mortgage Corporation. Because the United States Treasury is not obligated by law to provide support to all United States Government instrumentalities and agencies, the Fund will invest in securities issued by such instrumentalities and agencies only when the Adviser determines that the credit risk with respect to the instrumentality or agency does not make its securities unsuitable investments for the Fund.

    United States Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United States Treasury obligations. The Fund's investments in STRIPS will be limited to components with maturities of less than 397 days and the Fund will not actively trade such components.

    REPURCHASE AGREEMENTS
    The Fund may engage in repurchase agreements with respect to any of its portfolio securities. In a repurchase agreement, a Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a mutually agreed upon time and price. The Fund may engage in repurchase agreements with any member bank of the Federal Reserve System or dealer in United States Government securities. Repurchase agreements usually are for short periods, such as under one week, not to exceed 30 days. In all cases, the Adviser must be satisfied with the creditworthiness of the other party to the agreement before entering a repurchase agreement. In the event of bankruptcy of the other party to a repurchase agreement, the Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss.

    CREDIT ENHANCEMENT AGREEMENTS
    The Fund may arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, "Guarantees") for the purpose of further securing the payment of principal and/or interest on the Fund's investment securities. Although each investment security, at the time it is purchased, must meet the Fund's creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, "Guarantors") when the Adviser, through yield and credit analysis, deems that credit enhancement of certain of the Fund's securities is advisable. As a non-fundamental policy, the Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of the Fund's total assets.

    LENDING OF PORTFOLIO SECURITIES
    The Fund may from time to time lend securities from its portfolio to brokers, dealers, and financial institutions and receive collateral in cash or securities issued or guaranteed by the United States Government which will be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities. Such loans may not exceed one-third of the value of the Fund's total assets. The Fund will pay a portion of the income earned on a lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Adviser) in connection with these loans. For additional information, see "Investment Restrictions" in the Statement of Additional Information.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
    The Fund may purchase the securities described above on a when-issued or delayed delivery basis. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time the Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund will also establish a segregated account with its Custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. The Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result thereof, more than 15% of the Fund's net assets would be so invested.

    MONEY MARKET FUNDS
    The Fund may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the Fund. The Adviser will waive its advisory fee on amounts which are invested in such other money market funds. The money market funds in which the Fund may invest include other money market funds advised by the Adviser. Investments by the Fund in other money market funds advised by the Adviser are subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission.

    INFORMATION CONCERNING COMPENSATION PAID TO FIRST TRUST NATIONAL ASSOCIATION AND ITS AFFILIATES
    First Trust National Association ("First Trust") may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") which invest in the Fund. This section sets forth information concerning compensation that First Trust and its affiliates may receive from the Fund.

    First Trust, as custodian for the assets of the Fund, receives the custodian fees specified herein under the caption "Management -- Custodian."

    First Bank National Association, which is under common ownership with First Trust, acts as investment adviser to the Fund and receives the advisory fees specified herein under the caption "Management -- Investment Adviser."

    First Trust and its affiliates may receive shareholder servicing fees in the amounts specified herein under the caption "Distributor." First Trust also may act as securities lending agent in connection with the Fund's securities lending transactions and receive, as compensation for such services, fees equal to 40% of the Fund's income from such securities lending transactions.


FIRST AMERICAN FUNDS, INC.
Oaks, Pennsylvania 19456

INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

DISTRIBUTOR
SEI FINANCIAL SERVICES COMPANY
Oaks, Pennsylvania 19456

ADMINISTRATOR
SEI FINANCIAL MANAGEMENT
CORPORATION
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST SYSTEMS, INC.
1004 Baltimore
Kansas City, Missouri 64105

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402



FAF-1901 (1/97)R











FIRST AMERICAN FUNDS, INC.

MONEY MARKET FUND
INSTITUTIONAL CLASS



PRIME OBLIGATIONS FUND                               GOVERNMENT OBLIGATIONS FUND
TREASURY OBLIGATIONS FUND


                                   PROSPECTUS

                                                                JANUARY 31, 1997

[LOGO] FIRST AMERICAN FUNDS
       THE POWER OF DISCIPLINED INVESTING



FIRST AMERICAN FUNDS, INC.
Oaks, Pennsylvania 19456

INSTITUTIONAL CLASS PROSPECTUS

    The shares described in this Prospectus represent interests in First American Funds, Inc., which consists of mutual funds with three different investment portfolios and objectives. This Prospectus relates to the Class C Shares of the following funds (the "Funds"):


*  PRIME OBLIGATIONS FUND        *  GOVERNMENT OBLIGATIONS FUND
                  *  TREASURY OBLIGATIONS FUND


    Class C Shares of the Funds are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity.

    Each Fund seeks to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. Each Fund has its own policies designed to meet the investment objective. Prime Obligations Fund pursues this objective by investing in a variety of money market instruments maturing within 397 days. Government Obligations Fund pursues this objective by investing only in United States Government securities maturing within 397 days and repurchase agreements with respect to such securities. Treasury Obligations Fund pursues this objective by investing in United States Treasury obligations and repurchase and reverse repurchase agreements with respect to such obligations. Each Fund is a diversified open-end mutual fund.

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST BANK NATIONAL ASSOCIATION OR ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

    This Prospectus sets forth concisely information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.

    A Statement of Additional Information dated January 31, 1997 for the Funds has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Financial Services Company, Oaks, Pennsylvania 19456.

    AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus is January 31, 1997.

TABLE OF CONTENTS


                                              PAGE

SUMMARY OF FUND EXPENSES                        4
Class C Share Fees and Expenses                 4
Information Concerning Fees and Expenses        5
FINANCIAL HIGHLIGHTS                            6
THE FUNDS                                       8
INVESTMENT OBJECTIVES AND POLICIES              8
Prime Obligations Fund                          8
Government Obligations Fund                     9
Treasury Obligations Fund                       9
MANAGEMENT OF THE FUNDS                        10
Investment Adviser                             10
Portfolio Managers                             11
Custodian                                      11
Administrator                                  11
Transfer Agent                                 12
DISTRIBUTOR                                    12
PORTFOLIO TRANSACTIONS                         12
PURCHASE AND REDEMPTION OF SHARES              13
Share Purchases and Redemptions                13
What Shares Cost                               14
Exchanging Securities for Fund Shares          14
Certificates and Confirmations                 15
Dividends                                      15
Capital Gains                                  15
Exchange Privilege                             15
TAXES                                          16
FUND SHARES                                    16
CALCULATION OF PERFORMANCE DATA                16
INVESTMENT RESTRICTIONS AND TECHNIQUES         17
General Restrictions                           17
Loan Participations; Section 4(2) and
Rule 144A Securities                           19
Securities of Foreign Banks and Branches       20
United States Government
Securities                                     20
Repurchase Agreements                          21
Reverse Repurchase Agreements                  21
Credit Enhancement Agreements                  22
Lending of Portfolio Securities                22
When-Issued and Delayed Delivery
Securities                                     23
Money Market Funds                             23
Information Concerning Compensation Paid
to First Trust National Association and
Its Affiliates                                 23


SUMMARY OF FUND EXPENSES

CLASS C SHARE FEES AND EXPENSES

                                         PRIME      GOVERNMENT   TREASURY
                                      OBLIGATIONS  OBLIGATIONS  OBLIGATIONS
                                          FUND         FUND        FUND

SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on
purchases                                 None         None        None
Maximum sales load imposed on
reinvested dividends                      None         None        None
Deferred sales load                       None         None        None
Redemption fees                           None         None        None
Exchange fees                             None         None        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS) Investment advisory fees (after voluntary fee waivers and
reimbursements)(1)                        0.31%        0.32%       0.30%
Rule 12b-1 fees                           None         None        None
Other expenses (after voluntary fee
waivers and reimbursements)(1)            0.14%        0.13%       0.15%
Total fund operating expenses
(after voluntary fee waivers and
reimbursements)(1)                        0.45%        0.45%       0.45%

EXAMPLE(2)

You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return, and (ii) redemption at the end of each time period:

 1 year                                  $   5        $   5        $   5
 3 years                                 $  14        $  14        $  14
 5 years                                 $  25        $  25        $  25
10 years                                 $  57        $  57        $  47

(1) First Bank National Association, the investment adviser for the Funds, intends to waive a portion of its fees and/or reimburse expenses on a voluntary basis, and the amounts shown above reflect these waivers and reimbursements as of the date of this Prospectus. The Funds' investment adviser intends to maintain such waivers and reimbursements for the current fiscal year but reserves the right to terminate its waiver and to discontinue expense reimbursement at any time thereafter in its sole discretion. Absent any fee waivers, investment advisory fees for each Fund as an annualized percentage of average daily net assets would be 0.40%; and total fund operating expenses with respect to Class C Shares calculated on such basis would be 0.54% for Prime Obligations Fund, 0.54% for Government Obligations Fund and 0.55% for Treasury Obligations Fund. Other expenses include an annual administration fee.

(2) Absent the voluntary reduction of fees the dollar amounts for the 1, 3, 5, and 10 year periods in the example above would be as follows: Prime Obligations Fund, $6, $17, $30 and $68; Government Obligations Fund, $6, $17, $30 and $68; and Treasury Obligations Fund, $6, $18, $31 and $69.

    INFORMATION CONCERNING FEES AND EXPENSES

    The purpose of the preceding table is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE DATA CONTAINED IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The information set forth in the tables relates only to the Class C Shares of the Funds. The Funds also offer Class A, Class B and Class D Shares which are subject to the same expenses and additional sales, shareholder servicing and/or distribution expenses.

    Investment advisory fees are paid by each Fund to First Bank National Association (the "Adviser") for managing its investments. The examples in the above table are based on projected annual operating expenses for each Fund after voluntary fee waivers and expense reimbursements by the Adviser. Prior to fee waivers, investment advisory fees accrue at the annual rate of 0.40% of the average daily net assets of each Fund. Other expenses include administrative fees which are paid by each Fund to SEI Financial Management Corporation (the "Administrator") for providing various services necessary to operate the Funds. These include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated as described under "Management of the Fund -- Administrator" below.

    FINANCIAL HIGHLIGHTS

    The following financial highlights have been audited by KPMG Peat Marwick, LLP, independent auditors, and should be read in conjunction with the Funds' financial statements and the related notes thereto appearing in their Annual Report to Shareholders for the year ended September 30, 1996.

    For the periods ended September 30,
    For a share outstanding throughout the period


                               NET ASSET                   DIVIDENDS
                                 VALUE          NET        FROM NET
                               BEGINNING    INVESTMENT    INVESTMENT
                               OF PERIOD      INCOME        INCOME

PRIME OBLIGATIONS FUND
CLASS C
1996                             $1.00        $0.052        $(0.052)
1995                              1.00         0.055         (0.055)
1994                              1.00         0.035         (0.035)
1993                              1.00         0.030         (0.030)
1992                              1.00         0.039         (0.039)
1991                              1.00         0.064         (0.064)
1990(1)                           1.00         0.046         (0.046)

GOVERNMENT OBLIGATIONS FUND
CLASS C
1996                             $1.00        $0.051        $(0.051)
1995                              1.00         0.054         (0.054)
1994                              1.00         0.034         (0.034)
1993                              1.00         0.028         (0.028)
1992                              1.00         0.038         (0.038)
1991                              1.00         0.060         (0.060)
1990(1)                           1.00         0.045         (0.045)

TREASURY OBLIGATIONS FUND
CLASS C
1996                             $1.00        $0.050        $(0.050)
1995(2)                           1.00         0.038         (0.038)


+   Returns are for the period indicated and have not been annualized

(1) Commenced operations on March 1, 1990. All ratios for the period have been annualized.

(2) This class of shares has been offered since January 24, 1995 (the Fund itself having commenced operations on March 1, 1990). All ratios for the period have been annualized.

(wide table continued from above)


                                                                                   RATIO OF
                                                                 RATIO OF NET     EXPENSES TO
                                                   RATIO OF       INVESTMENT      AVERAGE NET
 NET ASSET                     NET ASSETS END     EXPENSES TO      INCOME TO        ASSETS
 VALUE END                       OF PERIOD        AVERAGE NET     AVERAGE NET     (EXCLUDING
 OF PERIOD     TOTAL RETURN        (000)            ASSETS          ASSETS         WAIVERS)
   $1.00           5.34%         $3,166,213         0.45%           5.20%           0.54%
    1.00           5.64           2,911,055         0.45            5.53            0.60
    1.00           3.56           1,307,347         0.45            3.58            0.60
    1.00           3.02             682,988         0.45            2.97            0.62
    1.00           4.02             203,765         0.45            3.90            0.59
    1.00           6.60             193,650         0.45            6.43            0.57
    1.00           4.73+            239,231         0.45            7.90            0.55
    1.00           5.24%            777,594         0.45            5.10            0.54
    1.00           5.55             551,286         0.45            5.44            0.60
    1.00           3.48             455,869         0.45            3.61            0.61
    1.00           2.87             237,331         0.45            2.83            0.65
    1.00           3.85              93,770         0.45            3.71            0.64
    1.00           6.22              72,824         0.45            5.90            0.68
    1.00           4.56+             29,704         0.45            7.60            0.98
    1.00           5.15%            317,392         0.45            5.00            0.55
    1.00           3.83+            117,171         0.45            5.50            0.55




THE FUNDS

    First American Funds, Inc. ("FAF") is an open-end management investment company which offers its shares in three different mutual funds, each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each Fund through separate classes that provide for variations in shareholder servicing fees, distribution costs, voting rights and dividends. Except for these differences among classes, each share of each Fund represents an undivided proportionate interest in that Fund. FAF is incorporated under the laws of the State of Minnesota, and its principal offices are located at Oaks, Pennsylvania 19456.

    This Prospectus relates only to the Class C Shares of the Funds named on the cover hereof. Information regarding the Class D Shares of the Funds and the Class A and Class B Shares of the Prime Obligations Fund is contained in separate prospectuses that may be obtained from the Funds' Distributor, SEI Financial Services Company, Oaks, Pennsylvania 19456, or by calling (800) 637-2548. The Board of Directors of FAF may authorize additional series or classes of common stock in the future.

INVESTMENT OBJECTIVES AND POLICIES

    As a fundamental investment objective, each Fund seeks to achieve maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity. As discussed below, each Fund pursues different strategies in seeking to achieve this investment objective. The Adviser will purchase investments for each Fund consistent with such investment objective and that meet the quality characteristics established for each Fund. A Fund's investment objective may not be changed without an affirmative vote of the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding shares of such Fund. The Funds may not always achieve their objectives.

    PRIME OBLIGATIONS FUND
    In seeking to achieve its investment objective, Prime Obligations Fund invests in money market instruments, including marketable securities issued or guaranteed by the United States Government or its agencies or instrumentalities; United States dollar-denominated obligations (including bankers' acceptances, time deposits, and certificates of deposit, including variable rate certificates of deposit) of banks (including commercial banks, savings banks, and savings and loan associations) organized under the laws of the United States or any state, foreign banks, United States branches of foreign banks, and foreign branches of United States banks, if such banks have total assets of not less than $500 million; and certain corporate and other obligations, including high grade commercial paper, non-convertible corporate debt securities, and loan participation interests with no more than 397 days remaining to maturity as determined pursuant to Rule 2a-7 under the 1940 Act. For more information on these types of securities, see "Investment Restrictions and Techniques" below.

    Prime Obligations Fund may also (i) engage in repurchase agreements with respect to any of its portfolio securities, (ii) purchase credit enhancement agreements to enhance the creditworthiness of its portfolio securities, (iii) lend securities from its portfolio, or (iv) purchase the securities described above on a when-issued or delayed delivery basis. For more information on these techniques, see "Investment Restrictions and Techniques" below.

    The Fund may invest (i) up to 25% of its total assets in dollar-denominated obligations of United States branches of foreign banks which are subject to the same regulation as United States banks, and (ii) up to 25% of its total assets collectively in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations. The Fund may invest in United States dollar-denominated obligations of foreign corporations if the obligations satisfy the same quality standards set forth above for domestic corporations. See "Investment Restrictions and Techniques" for a discussion of the risks relating to investments in such securities.

    GOVERNMENT OBLIGATIONS FUND
    In seeking to achieve its investment objective, Government Obligations Fund invests exclusively in United States Government securities maturing within 397 days as determined pursuant to Rule 2a-7 under the 1940 Act, and in repurchase agreements relating to such securities. The Fund may also purchase such securities on a when-issued or delayed delivery basis and lend securities from its portfolio. For a discussion of these securities and techniques, see "Investment Restrictions and Techniques" below.

    TREASURY OBLIGATIONS FUND
    In seeking to achieve its investment objective, Treasury Obligations Fund invests in United States Treasury obligations maturing within 397 days or less as determined pursuant to Rule 2a-7 under the 1940 Act and repurchase agreements and reverse repurchase agreements relating to such securities. The Fund may also purchase such securities on a when-issued or delayed delivery basis and lend securities from its portfolio. For a discussion of these securities and techniques, see "Investment Restrictions and Techniques" below.

MANAGEMENT OF THE FUNDS

    The Board of Directors of FAF has the primary responsibility for overseeing the overall management and electing other officers of FAF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAF.

    INVESTMENT ADVISER
    First Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55480, acts as the Funds' investment adviser through its First Asset Management group. The Adviser provides the Funds with investment research and portfolio management. As of December 31, 1996, the Adviser was managing accounts with an aggregate value of approximately $35 billion, including mutual fund assets in excess of $12 billion. First Bank System, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Adviser.

    Each Fund pays the Adviser a monthly fee equal, on an annual basis, to 0.40% of the Fund's average daily net assets. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to one or more of the Funds from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of a Fund from time to time, in its discretion, while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering the Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling, or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring, or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Funds have received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above, and that FBS Investment Services, Inc. ("ISI"), a wholly-owned broker-dealer of the Adviser, is not prohibited from serving as a Participating Institution as described herein. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and shareholders would not suffer adverse financial consequences.

    PORTFOLIO MANAGERS

    JOSEPH M. ULREY III is portfolio co-manager for each of the Funds. He spent 10 years overseeing various functions in the Treasury and Finance Divisions of First Bank System before joining the Manager. For the past
    5 1/2 years he has managed assets for individuals and institutional clients of the Manager. Joseph graduated from Macalester College with a bachelor's degree in mathematics/economics and went on to the University of Chicago for his master's in business administration, concentrating in finance.

    JAMES D. PALMER is portfolio co-manager for each of the Funds. Jim joined the Adviser in 1992, prior to which he was a securities lending trader and senior master trust accountant with First Trust National Association. He holds a bachelor's degree from the University of Wisconsin -- LaCrosse and a master's of business administration degree from the University of Minnesota.

    CUSTODIAN
    The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of FBS, which also controls the Adviser. As compensation for its services to the Funds, the Custodian is paid 0.03% of each Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred in providing services to the Funds.

    ADMINISTRATOR
    The Administrator, a wholly-owned subsidiary of SEI Investments Company ("SEI"), provides the Funds with certain administrative personnel and services necessary to operate the Funds. Such services include shareholder servicing and certain legal and accounting services. The Administrator provides these personnel and services for compensation at an annual rate equal to 0.07% of each Fund's average daily net assets, subject to a minimum administrative fee during each fiscal year of $50,000; provided, that to the extent that the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.055%.

    TRANSFER AGENT
    DST Systems, Inc. serves as the transfer agent (the "Transfer Agent") and dividend disbursing agent for the Funds. The address of the Transfer Agent is 1004 Baltimore, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.

DISTRIBUTOR

    SEI Financial Services Company (the "Distributor") is the principal distributor for shares of the Funds. The Distributor is a Pennsylvania corporation organized on July 20, 1981, and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI and is located at Oaks, Pennsylvania 19456. The Distributor is not affiliated with the Adviser, First Bank System, Inc., the Custodian and their respective affiliates.

    The Distributor, the Administrator and the Adviser may in their discretion use their own assets to pay for certain costs of distributing Fund shares. They also may discontinue any payment of such costs at any time. The Distributor may engage securities dealers, financial institutions (including, without limitation, banks), and other industry professionals (the "Participating Institutions") to perform share distribution and shareholder support services for the Funds.

    ISI, a subsidiary of the Adviser, is a Participating Institution. The Adviser currently pays ISI 0.25% of the portion of each Fund's average daily net assets attributable to Class C Shares for which ISI is responsible in connection with ISI's distribution of shares and/or provision of shareholder support services.

    The investment company shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, First Bank National Association or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

PORTFOLIO TRANSACTIONS

    The Funds anticipate being as fully invested as practicable in debt securities. Most of the Funds' portfolio transactions are effected with dealers at a spread or markup. The dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation. The Funds may authorize the Adviser to place brokerage orders with some brokers who help distribute the Funds' shares, if the Adviser reasonably believes that the commission and transaction quality are comparable to that available from other qualified brokers. Because the Adviser trades a large number of securities, dealers generally are willing to work with the Adviser on a more favorable spread to the Funds than would be possible for most individual investors.

    A greater spread may be paid to those firms that provide research services. The Adviser may use this research information in managing the Funds' assets. The Adviser uses its best efforts to obtain execution of the Funds' portfolio transactions at spreads which are reasonable in relation to the benefits received.

PURCHASE AND REDEMPTION OF SHARES

    SHARE PURCHASES AND REDEMPTIONS
    Shares are sold and redeemed on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days"). Payment for Class C Shares may be made only by wire. Wire transfers of federal funds for share purchases should be sent to First Bank National Association, Minneapolis, Minnesota; ABA Number 091000022; For Credit to: DST Systems, Inc.; Account Number 160234580266; For Further Credit to: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed and on federal holidays restricting wire transfers. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing and purchase orders must be transmitted to and received by the Funds by 12:00 noon Central time in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

    Purchase orders will be effective and eligible to receive dividends declared the same day if the Transfer Agent receives an order before the time specified above, and the Custodian receives Federal funds before the close of business that day. Otherwise, the purchase order will be effective the next Business Day. The purchase price is the net asset value per share, which is expected to remain constant at $1.00, next determined after the purchase order is effective. The net asset value per share is calculated as of 3:00 p.m. Central time, each Business Day based on the amortized cost method. The Funds reserve the right to reject a purchase order when the Transfer Agent determines that it is not in the best interest of the Fund and/or Shareholder(s) to accept such purchase order.

    The Funds are required to redeem for cash all full and fractional shares of the Funds. The redemption price is the net asset value per share of the Funds (normally $1.00 per share) next determined after receipt by the Transfer Agent of the redemption order.

    Redemption orders may be made any time before 12:00 noon Central time, if redeeming directly through the Fund, or by the time specified by the financial institution if redeeming through a financial institution, in order to receive that day's redemption price. For redemption orders received before such times, payment will be made the same day by transfer of Federal funds. Otherwise, payment will be made on the next Business Day. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.

    WHAT SHARES COST
    Class C Shares of the Funds are sold at their net asset value next determined after an order is received and accepted by the applicable Fund. There is no sales charge imposed on Class C Shares by the Funds. The term "net asset value per share" or "NAV" refers to the worth or price of one share. NAV is computed by adding the value of a Fund's securities plus cash and other assets, deducting liabilities, and then dividing the result by the number of shares outstanding.

    Securities in each Fund's portfolio are valued on the basis of amortized cost. This means valuation assumes a steady rate of payment from the date of purchase until maturity instead of looking at actual changes in market value. The Funds' other assets are valued by a method which the Board of Directors believes would accurately reflect fair value.

    The net asset value is determined at 3:00 p.m. Central time, Monday through Friday, except on (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or
    (iii) on the following federal holidays: New Year's Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In addition, the net asset value will not be calculated on Good Friday.

    EXCHANGING SECURITIES FOR FUND SHARES
    A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval of such Fund and a determination by that Fund and the Adviser that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of the Fund shares on the day the securities are valued.

    CERTIFICATES AND CONFIRMATIONS
    The Transfer Agent for the Funds maintains a share account for each shareholder of record. Share certificates are not issued by the Funds. Monthly confirmations are sent to report transactions such as purchases and redemptions as well as dividends paid during the month.

    DIVIDENDS
    Dividends are declared daily and paid monthly. Shares purchased through a Fund by wire before 12:00 noon Central time begin earning dividends that day. Shares purchased by check begin earning dividends on the day after the check is converted into federal funds. Dividends are automatically reinvested in additional shares of the Funds unless cash payments are requested by contacting the Funds. Whether dividends are paid in cash or are reinvested in additional shares, they will be taxable as ordinary income under the Code. The amount of dividends payable on Class C Shares generally will be more than the dividends payable on the Class A, Class B and Class D Shares because Class C Shares are not charged a distribution or shareholder servicing fee.

    CAPITAL GAINS
    The Funds do not expect to incur any capital gains or losses. If, for some extraordinary reason, the Funds realize net long-term capital gains, they will distribute them at least once every 12 months.

    EXCHANGE PRIVILEGE
    Shareholders may exchange Class C Shares of a Fund at net asset value for currently available Class C Shares of another Fund or other funds in the First American family. There is currently no fee for this service and the Funds do not currently contemplate establishing such a charge, although they reserve the right to do so. The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent or financial institution. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures. These procedures may include taping of telephone conversations.

TAXES

    The Funds will distribute all of their net income to shareholders. Dividends will be taxable as ordinary income to shareholders, whether reinvested or received in cash.

    For a more detailed discussion of the taxation of the Funds and the tax consequences of an investment in the Funds, see "Taxes" in the Statement of Additional Information.

FUND SHARES

    Each share of the Funds is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

    Each share of the Funds has one vote. On some issues, such as the election of directors, all shares of all FAF funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular fund or class, the shares of that fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a fund or to approve, disapprove or alter a distribution plan pertaining to a class.

    The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

CALCULATION OF PERFORMANCE DATA

    From time to time a Fund may advertise its "yield" and "effective yield" in advertisements or in reports or other communications with shareholders. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

    Advertisements and other sales literature for a Fund may refer to the Fund's "cumulative total return" and "average annual total return." Total return is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming dividend distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results.

    Performance quotations are computed separately for Class A, Class B, Class C and Class D Shares of each Fund. The performance of each class of shares will differ due to the varying levels of distribution fees and shareholder service fees applicable to each class.

INVESTMENT RESTRICTIONS AND TECHNIQUES

    GENERAL RESTRICTIONS
    The Funds are subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to their other policies and restrictions discussed below. Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities which are subject to certain types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by each Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and
    (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the Adviser to determine that the Funds' investments present only "minimal credit risk" and are Eligible Securities. The Board of Directors of FAF has established written guidelines and procedures for the Adviser and oversees the Adviser's determination that the Funds' portfolio securities present only "minimal credit risk" and are Eligible Securities.

    Rule 2a-7 requires, among other things, that each Fund may not invest, other than in United States "Government Securities" (as defined in the 1940 Act), more than 5% of its total assets in securities issued by the issuer of the security; provided, that the Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that each Fund may not invest, other than in United States Government securities, (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than the greater of 1% of its total assets or $1,000,000 in Second Tier Securities of any one issuer.

    Prime Obligations Fund invests in corporate and bank obligations qualifying as First Tier Securities. In general, First Tier Securities are securities which are rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligations) in the highest short-term rating category or, if unrated, are determined by the Adviser to be of comparable quality.

    In order to provide shareholders with full liquidity, the Funds have implemented the following practices to maintain a constant price of $1.00 per share: limiting the portfolio's dollar-weighted average maturity to 90 days or less and buying securities which mature within 397 days from the date of acquisition as determined pursuant to Rule 2a-7 under the 1940 Act. The Funds cannot guarantee a $1.00 share price but these practices help to minimize any price fluctuations that might result from rising or declining interest rates. All money market instruments, including United States Government securities, can change in value when interest rates or an issuer's creditworthiness changes. The value of the securities in the Funds' portfolios can be expected to vary inversely with changes in prevailing interest rates, with the amount of such variation depending primarily upon the period of time remaining to maturity of the security. If the security is held to maturity, no gain or loss will be realized as a result of interest rate fluctuations.

    As a fundamental policy, Prime Obligations Fund will not purchase a security if, as a result: (a) more than 10% of its net assets would be in illiquid assets including time deposits and repurchase agreements maturing in more than seven days; or (b) 25% or more of its assets would be in any single industry, except that there is no limitation on the purchase of obligations of domestic commercial banks (excluding, for this purpose, foreign branches of domestic commercial banks). Limitation (b) does not apply to obligations issued or guaranteed by the United States or its agencies or instrumentalities.

    The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Funds invest. All securities in each Fund's portfolio are purchased with and payable in United States dollars.

    Unless otherwise stated, the policies described above in this section and under "Investment Objectives and Policies" for each Fund are non-fundamental and may be changed by a vote of the Board of Directors. The Funds have adopted certain other investment restrictions, which are set forth in detail in the Statement of Additional Information. These restrictions are fundamental and may not be changed without the approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

    If a percentage limitation under this section or "Investment Objectives and Policies" or under "Investment Restrictions" in the Statement of Additional Information, is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitation on illiquid investments.

    LOAN PARTICIPATIONS; SECTION 4(2) AND RULE 144A SECURITIES
    Prime Obligations Fund may invest in loan participation interests. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, Prime Obligations Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. Loan participation interests that can be sold within a seven-day period are deemed by the Adviser to be liquid investments. If a loan participation interest is restricted from being sold within a seven-day period, then it, as a fundamental policy, will be limited, together with other illiquid investments, to not more than 10% of Prime Obligations Fund's net assets. Commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 meet the criteria for liquidity established by the Board of Directors and are quite liquid. Consequently, Prime Obligations Fund does not intend to subject such securities to the limitation applicable to restricted securities. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

    SECURITIES OF FOREIGN BANKS AND BRANCHES
    Because the portfolio of Prime Obligations Fund may contain securities of foreign branches of domestic banks, foreign banks, and United States branches of foreign banks, Prime Obligations Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of United States banks. These risks may include future unfavorable political and economic developments and possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the Fund. Additionally, there may be less public information available about foreign banks and their branches. The Adviser carefully considers these factors when making investments. Prime Obligations Fund has agreed that, in connection with investment in securities issued by foreign banks, United States branches of foreign banks, and foreign branches of domestic banks, consideration will be given to the domestic marketability of such securities in light of these factors.

    UNITED STATES GOVERNMENT SECURITIES
    Each Fund may invest in direct obligations of the United States Treasury such as United States Treasury bonds, notes, and bills. The Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, Prime Obligations Fund and Government Obligations Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the United States Government and various instrumentalities which have been established or sponsored by the United States Government. Except for United States Treasury securities, these United States Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Adviser considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

    Some of the government agencies that issue or guarantee securities are the Government National Mortgage Association and the Farmers Home Administration, and some of the instrumentalities that issue or guarantee securities include the Export-Import Bank, Federal Farm Credit Banks, Federal Home Loan Banks, and the Federal Home Loan Mortgage Corporation. Because the United States Treasury is not obligated by law to provide support to all United States Government instrumentalities and agencies, Government Obligations Fund and Prime Obligations Fund will invest in securities issued by such instrumentalities and agencies only when the Adviser determines that the credit risk with respect to the instrumentality or agency does not make its securities unsuitable investments for the Fund.

    United States Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United States Treasury obligations. A Fund's investments in STRIPS will be limited to components with maturities of less than 397 days and a Fund will not actively trade such components.

    REPURCHASE AGREEMENTS
    Each Fund may engage in repurchase agreements with respect to any of its portfolio securities. In a repurchase agreement, a Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a mutually agreed upon time and price. Each Fund may engage in repurchase agreements with any member bank of the Federal Reserve System or dealer in United States Government securities. Repurchase agreements usually are for short periods, such as under one week, not to exceed 30 days. In all cases, the Adviser must be satisfied with the creditworthiness of the other party to the agreement before entering a repurchase agreement. In the event of bankruptcy of the other party to a repurchase agreement, a Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss.

    REVERSE REPURCHASE AGREEMENTS
    Treasury Obligations Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. This Fund will not enter into reverse repurchase agreements to increase income (leveraging), and it will only enter into such agreements for temporary or emergency purposes, for the purpose of meeting redemption requests which might otherwise require the untimely disposition of assets. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable Treasury Obligations Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that Treasury Obligations Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

    When effecting reverse repurchase agreements, liquid assets of Treasury Obligations Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.

    During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, Treasury Obligations Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

    CREDIT ENHANCEMENT AGREEMENTS
    Prime Obligations Fund may arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, "Guarantees") for the purpose of further securing the payment of principal and/or interest on the Fund's investment securities. Although each investment security, at the time it is purchased, must meet the Fund's creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, "Guarantors") when the Adviser, through yield and credit analysis, deems that credit enhancement of certain of the Fund's securities is advisable. As a non-fundamental policy, the Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of the Fund's total assets.

    LENDING OF PORTFOLIO SECURITIES
    Each Fund may from time to time lend securities from its portfolio to brokers, dealers, and financial institutions and receive collateral in cash or securities issued or guaranteed by the United States Government which will be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities. Such loans may not exceed one-third of the value of the lending Fund's total assets. The Funds will pay a portion of the income earned on a lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Adviser) in connection with these loans. For additional information, see "Investment Restrictions" in the Statement of Additional Information.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
    Each Fund may purchase the securities described above with respect to such Funds on a when-issued or delayed delivery basis. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. Each Fund will also establish a segregated account with its Custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. The Funds will not purchase securities on a when-issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund's net assets would be so invested.

    MONEY MARKET FUNDS
    Each of the Funds may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund. The Adviser will waive its advisory fee on amounts which are invested in such other money market funds. The money market funds in which a Fund may invest include other of the Funds. Investments by a Fund in such other Fund are subject to restrictions contained in an exemptive order issued by the Securities and Exchange Commission.

    INFORMATION CONCERNING COMPENSATION PAID TO FIRST TRUST
    NATIONAL ASSOCIATION AND ITS AFFILIATES
    First Trust National Association ("First Trust") may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") which invest in the Funds. This section sets forth information concerning compensation that First Trust and its affiliates may receive from the Fund.

    First Trust, as custodian for the assets of the Funds, receives the custodian fees specified herein under the caption "Management -- Custodian."

    First Bank National Association, which is under common ownership with First Trust, acts as investment adviser to the Funds and receives the advisory fees specified herein under the caption "Management -- Investment Adviser."

    First Trust also may act as securities lending agent in connection with the Funds' securities lending transactions and receive, as compensation for such services, fees equal to 40% of the Funds' income from such securities lending transactions.




FIRST AMERICAN FUNDS, INC.
Oaks, Pennsylvania 19456

INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

DISTRIBUTOR
SEI FINANCIAL SERVICES COMPANY
Oaks, Pennsylvania 19456

ADMINISTRATOR
SEI FINANCIAL MANAGEMENT
CORPORATION
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST SYSTEMS, INC.
1004 Baltimore
Kansas City, Missouri 64105

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402


FAF-1902 (1/97)I










FIRST AMERICAN FUNDS, INC.

MONEY MARKET FUND
CORPORATE TRUST CLASS



PRIME OBLIGATIONS FUND                               GOVERNMENT OBLIGATIONS FUND
TREASURY OBLIGATIONS FUND


                                   PROSPECTUS

                                                                JANUARY 31, 1997

[LOGO] FIRST AMERICAN FUNDS
       THE POWER OF DISCIPLINED INVESTING



FIRST AMERICAN FUNDS, INC.
Oaks, Pennsylvania 19456

CORPORATE TRUST CLASS PROSPECTUS

    The shares described in this Prospectus represent interests in First American Funds, Inc., which consists of mutual funds with three different investment portfolios and objectives. This Prospectus relates to the Class D Shares of the following funds (the "Funds"):

     *  PRIME OBLIGATIONS FUND        *  GOVERNMENT OBLIGATIONS FUND
                      *  TREASURY OBLIGATIONS FUND


    Class D Shares of the Funds are offered to corporations and certain governmental entities.

    Each Fund seeks to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. Each Fund has its own policies designed to meet the investment objective. Prime Obligations Fund pursues this objective by investing in a variety of money market instruments maturing within 397 days. Government Obligations Fund pursues this objective by investing only in United States Government securities maturing within 397 days and repurchase agreements with respect to such securities. Treasury Obligations Fund pursues this objective by investing in United States Treasury obligations and repurchase and reverse repurchase agreements with respect to such obligations. Each Fund is a diversified open-end mutual fund.

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING FIRST BANK NATIONAL ASSOCIATION OR ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

    This Prospectus sets forth concisely information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.

    A Statement of Additional Information dated January 31, 1997 for the Funds has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Financial Services Company, Oaks, Pennsylvania 19456.

    AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus is January 31, 1997.

TABLE OF CONTENTS


                                        PAGE

SUMMARY OF FUND EXPENSES                  4
Class D Share Fees and Expenses           4
Information Concerning Fees and
Expenses                                  5
FINANCIAL HIGHLIGHTS                      6
THE FUNDS                                 8
INVESTMENT OBJECTIVES AND POLICIES        8
Prime Obligations Fund                    8
Government Obligations Fund               9
Treasury Obligations Fund                 9
MANAGEMENT OF THE FUNDS                  10
Investment Adviser                       10
Portfolio Managers                       11
Custodian                                11
Administrator                            11
Transfer Agent                           12
DISTRIBUTOR                              12
PORTFOLIO TRANSACTIONS                   13
PURCHASE AND REDEMPTION OF SHARES        13
Share Purchases and Redemptions          13
What Shares Cost                         14
Exchanging Securities for Fund
Shares                                   15
Certificates and Confirmations           15
Dividends                                15
Capital Gains                            15
TAXES                                    15
FUND SHARES                              16
CALCULATION OF PERFORMANCE DATA          16
INVESTMENT RESTRICTIONS AND
Techniques                               17
General Restrictions                     17
Loan Participations; Section 4(2)
and Rule 144A Securities                 19
Securities of Foreign Banks and
Branches                                 19
United States Government Securities      20
Repurchase Agreements                    21
Reverse Repurchase Agreements            21
Credit Enhancement Agreements            22
Lending of Portfolio Securities          22
When-Issued and Delayed Delivery
Securities                               22
Money Market Funds                       23

SUMMARY OF FUND EXPENSES

                       CLASS D SHARE FEES AND EXPENSES

                                     PRIME      GOVERNMENT     TREASURY
                                        OBLIGATIONS  OBLIGATIONS   OBLIGATIONS
                                            FUND         FUND         FUND

SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on purchases     None         None         None
Maximum sales load imposed on reinvested
dividends                                   None         None         None
Deferred sales load                         None         None         None
Redemption fees                             None         None         None
Exchange fees                               None         None         None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Investment advisory fees (after voluntary
fee waivers and reimbursements)(1)            0.31%        0.32%      0.30%
Rule 12b-1 fees                               0.15%(2)     0.15%(2)   0.15%(2)
Other expenses (after voluntary fee
waivers and reimbursements)(1)                0.14%        0.13%      0.15%
Total fund operating expenses
(after voluntary fee waivers and
reimbursements)(1)                            0.60%        0.60%      0.60%

EXAMPLE(3)

You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return, and (ii) redemption at the end of each time period:

 1 year                                      $   6        $   6       $   6
 3 years                                     $  19        $  19       $  19
 5 years                                     $  33        $  33       $  33
10 years                                     $  75        $  75       $  75


(1) First Bank National Association, the investment adviser for the Funds, intends to waive a portion of its fees and/or reimburse expenses on a voluntary basis, and the amounts shown above reflect these waivers and reimbursements as of the date of this Prospectus. The Funds' investment adviser intends to maintain such waivers and reimbursements for the current fiscal year but reserves the right to terminate its waiver and to discontinue expense reimbursement at any time thereafter in its sole discretion. Absent any fee waivers, investment advisory fees for each Fund as an annualized percentage of average daily net assets would be 0.40%; and total fund operating expenses with respect to Class D Shares calculated on such basis would be 0.69% for Prime Obligations Fund, 0.69% for Government Obligations Fund and 0.70% for Treasury Obligations Fund. Other expenses include an annual administration fee.

(2) Of this amount, 0.15% is designated as a shareholder servicing fee and none as a distribution fee.

(3) Absent the voluntary reduction of fees the dollar amounts for the 1, 3, 5, and 10 year periods in the example above would be as follows: Prime Obligations Fund, $7, $22, $38 and $86; Government Obligations Fund, $7, $22, $38 and $86; and Treasury Obligations Fund, $7, $22, $39 and $87.

    INFORMATION CONCERNING FEES AND EXPENSES
    The purpose of the preceding table is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE DATA CONTAINED IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The information set forth in the tables relates only to the Class D Shares of the Funds. The Funds also offer Class A, Class B and Class C Shares which may be subject to different expenses and sales charges.

    Investment advisory fees are paid by each Fund to First Bank National Association (the "Adviser") for managing its investments. The examples in the above table are based on projected annual operating expenses for each Fund after voluntary fee waivers and expense reimbursements by the Adviser. Prior to fee waivers, investment advisory fees accrue at the annual rate of 0.40% of the average daily net assets of each Fund. Other expenses include administrative fees which are paid by each Fund to SEI Financial Management Corporation (the "Administrator") for providing various services necessary to operate the Funds. These include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated as described under "Management of the Fund -- Administrator" below.

    The Class D Shares of each Fund pay a shareholder servicing fee to SEI Financial Services Company (the "Distributor"), each Fund's distributor, in an amount equalling 0.15% of the annual average daily net assets attributable to the Class D Shares of each Fund. Due to the payment of such fees, long term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by NASD rules.

FINANCIAL HIGHLIGHTS

    The following financial highlights have been audited by KPMG Peat Marwick LLP, independent auditors, and should be read in conjunction with the Funds' financial statements and the related notes thereto appearing in their Annual Report to Shareholders for the year ended September 30, 1996.

    For the periods ended September 30,
    For a share outstanding throughout the period

                                                               DIVIDENDS
                              NET ASSET VALUE       NET        FROM NET
                               BEGINNING OF     INVESTMENT    INVESTMENT
                                  PERIOD          INCOME        INCOME

PRIME OBLIGATIONS FUND
Class D
1996                               $1.00          $0.051        $(0.051)
1995(1)                             1.00           0.038         (0.038)
GOVERNMENT OBLIGATIONS
Fund
Class D
1996                               $1.00          $0.050        $(0.050)
1995(2)                             1.00           0.038         (0.038)
TREASURY OBLIGATIONS FUND
Class D
1996                               $1.00          $0.049        $(0.049)
1995                                1.00           0.051         (0.051)
1994(3)                             1.00           0.031         (0.031)

+   Returns are for the period indicated and have not been annualized.

(1) This class of shares has been offered since January 24, 1995 (the Fund itself having commenced operations on March 1, 1990). All ratios for the period have been annualized.

(2) This class of shares has been offered since January 21, 1995 (the Fund itself having commenced operations on March 1, 1990). All ratios for the period have been annualized.

(3) Commenced operations on October 4, 1993. All ratios for the period have been annualized


(wide table continued from above)


                                                                                       RATIO OF
                                                                     RATIO OF NET     EXPENSES TO
                                                       RATIO OF       INVESTMENT      AVERAGE NET
       NET ASSET                     NET ASSETS END   EXPENSES TO      INCOME TO        ASSETS
       VALUE END                       OF PERIOD      AVERAGE NET     AVERAGE NET     (EXCLUDING
       OF PERIOD     TOTAL RETURN        (000)          ASSETS          ASSETS         WAIVERS)

         $1.00           5.18%         $  109,213        0.60%           4.98%           0.69%
          1.00           3.86+              9,735        0.60            5.51            0.72

         $1.00           5.08%         $  269,382        0.60%           4.96%           0.69%
          1.00           3.85+            198,859        0.60            5.45            0.70

         $1.00           5.00%         $1,616,130        0.60%           4.86%           0.70%
          1.00           5.22           1,038,818        0.60            5.13            0.70
          1.00           3.12+            746,090        0.58            3.19            0.68






THE FUNDS

    First American Funds, Inc. ("FAF") is an open-end management investment company which offers its shares in three different mutual funds, each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each Fund through separate classes which provide for variations in shareholder servicing fees, distribution costs, voting rights and dividends. Except for these differences among classes, each share of each Fund represents an undivided proportionate interest in that Fund. FAF is incorporated under the laws of the State of Minnesota, and its principal offices are located at Oaks, Pennsylvania 19456.

    This Prospectus relates only to the Class D Shares of the Funds named on the cover hereof. Information regarding the Class C Shares of the Funds and the Class A and Class B Shares of the Prime Obligations Fund is contained in separate prospectuses that may be obtained from the Funds' Distributor, SEI Financial Services Company, Oaks, Pennsylvania 19456, or by calling (800) 637-2548. The Board of Directors of FAF may authorize additional series or classes of common stock in the future.

INVESTMENT OBJECTIVES AND POLICIES

    As a fundamental investment objective, each Fund seeks to achieve maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity. As discussed below, each Fund pursues different strategies in seeking to achieve this investment objective. The Adviser will purchase investments for each Fund consistent with such investment objective and that meet the quality characteristics established for each Fund. A Fund's investment objective may not be changed without an affirmative vote of the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding shares of such Fund. The Funds may not always achieve their objectives.

    PRIME OBLIGATIONS FUND
    In seeking to achieve its investment objective, Prime Obligations Fund invests in money market instruments, including marketable securities issued or guaranteed by the United States Government or its agencies or instrumentalities; United States dollar-denominated obligations (including bankers' acceptances, time deposits, and certificates of deposit, including variable rate certificates of deposit) of banks (including commercial banks, savings banks, and savings and loan associations) organized under the laws of the United States or any state, foreign banks, United States branches of foreign banks, and foreign branches of United States banks, if such banks have total assets of not less than $500 million; and certain corporate and other obligations, including high grade commercial paper, non-convertible corporate debt securities, and loan participation interests with no more than 397 days remaining to maturity as determined pursuant to Rule 2a-7 under the 1940 Act. For more information on these types of securities, see "Investment Restrictions and Techniques" below.

    Prime Obligations Fund may also (i) engage in repurchase agreements with respect to any of its portfolio securities, (ii) purchase credit enhancement agreements to enhance the creditworthiness of its portfolio securities, (iii) lend securities from its portfolio, or (iv) purchase the securities described above on a when-issued or delayed delivery basis. For more information on these techniques, see "Investment Restrictions and Techniques" below.

    The Fund may invest (i) up to 25% of its total assets in dollar-denominated obligations of United States branches of foreign banks which are subject to the same regulation as United States banks, and (ii) up to 25% of its total assets collectively in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations. The Fund may invest in United States dollar-denominated obligations of foreign corporations if the obligations satisfy the same quality standards set forth above for domestic corporations. See "Investment Restrictions and Techniques" for a discussion of the risks relating to investments in such securities.

    GOVERNMENT OBLIGATIONS FUND
    In seeking to achieve its investment objective, Government Obligations Fund invests exclusively in United States Government securities maturing within 397 days as determined pursuant to Rule 2a-7 under the 1940 Act, and in repurchase agreements relating to such securities. The Fund may also purchase such securities on a when-issued or delayed delivery basis and lend securities from its portfolio. For a discussion of these securities and techniques, see "Investment Restrictions and Techniques" below.

    TREASURY OBLIGATIONS FUND
    In seeking to achieve its investment objective, Treasury Obligations Fund invests in United States Treasury obligations maturing within 397 days or less as determined pursuant to Rule 2a-7 under the 1940 Act and repurchase agreements and reverse repurchase agreements relating to such securities. The Fund may also purchase such securities on a when-issued or delayed delivery basis and lend securities from its portfolio. For a discussion of these securities and techniques, see "Investment Restrictions and Techniques" below.

MANAGEMENT OF THE FUNDS

    The Board of Directors of FAF has the primary responsibility for overseeing the overall management and electing other officers of FAF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAF.

    INVESTMENT ADVISER
    First Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55480, acts as the Funds' investment adviser through its First Asset Management group. The Adviser provides the Funds with investment research and portfolio management. As of December 31, 1996, the Adviser was managing accounts with an aggregate value of approximately $35 billion, including mutual fund assets in excess of $12 billion. First Bank System, Inc., 601 Second Avenue South, Minneapolis, Minnesota 55480, is the holding company for the Adviser.

    Each Fund pays the Adviser a monthly fee equal, on an annual basis, to 0.40% of the Fund's average daily net assets. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to one or more of the Funds from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of a Fund from time to time, in its discretion, while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering the Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling, or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring, or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Funds have received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above, and that FBS Investment Services, Inc. ("ISI") , a wholly-owned broker-dealer of the Adviser, is not prohibited from serving as a Participating Institution as described herein. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and shareholders would not suffer adverse financial consequences.

    PORTFOLIO MANAGERS

    JOSEPH ULREY III is portfolio co-manager for each of the Funds. He spent 10 years overseeing various functions in the Treasury and Finance Divisions of First Bank System before joining the Adviser. For the past 5 1/2 years he has managed assets for individuals and institutional clients of the Adviser. Joseph graduated from Macalester College with a bachelor's degree in mathematics/economics and went on to the University of Chicago for his master's in business administration, concentrating in finance.

    JAMES D. PALMER is portfolio co-manager for each of the Funds. Jim joined the Adviser in 1992, prior to which he was a securities lending trader and senior master trust accountant with First Trust National Association. He holds a bachelor's degree from the University of Wisconsin -- LaCrosse and a master's of business administration degree from the University of Minnesota.

    CUSTODIAN
    The custodian of the Funds' assets is First Trust National Association (the "Custodian"), First Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of FBS, which also controls the Adviser. As compensation for its services to the Funds, the Custodian is paid 0.03% of each Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred in providing services to the Funds.

    ADMINISTRATOR
    The Administrator, a wholly-owned subsidiary of SEI Investments Company ("SEI"), provides the Funds with certain administrative personnel and services necessary to operate the Funds. Such services include shareholder servicing and certain legal and accounting services. The Administrator provides these personnel and services for compensation at an annual rate equal to 0.07% of each Fund's average daily net assets subject to a minimum administrative fee during each fiscal year of $50,000; provided, that to the extent the aggregate net assets of all First American funds exceed $8 billion, the percentage stated above is reduced to 0.055%.

    TRANSFER AGENT
    DST Systems, Inc. serves as the transfer agent (the "Transfer Agent") and dividend disbursing agent for the Funds. The address of the Transfer Agent is 1004 Baltimore, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.

DISTRIBUTOR

    SEI Financial Services Company (the "Distributor") is the principal distributor for shares of the Funds. The Distributor is a Pennsylvania corporation organized on July 20, 1981, and is the principal distributor for a number of investment companies. The Distributor is a wholly-owned subsidiary of SEI and is located at Oaks, Pennsylvania 19456. The Distributor is not affiliated with the Adviser, First Bank System, Inc., the Custodian and their respective affiliates.

    FAF has adopted a plan and entered into an agreement with the Distributor with respect to shareholder servicing for the Class D Shares of each Fund (the "Plan"), pursuant to Rule 12b-1 under the 1940 Act and has entered into a Distribution Agreement with the Distributor on behalf of the Class D Shares of the Funds (the "Distribution Agreement"). Under this plan and agreement, each Fund pays the Distributor a shareholder servicing fee monthly at an annual rate of 0.15% of the Fund's Class D Shares' average daily net assets. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts.

    The foregoing plan recognizes that the Distributor, the Administrator and the Adviser may in their discretion use their own assets to pay for certain costs of distributing Fund shares. Any such arrangement to pay such additional costs may be in the form of cash or promotional incentives and may be commenced or discontinued by the Adviser, the Administrator, the Distributor, or any Participating Institutions (as defined below) at any time. The Distributor may engage securities dealers, financial institutions (including, without limitation, banks), and other industry professionals (the "Participating Institutions") to perform share distribution and shareholder support services for the Funds. ISI, a subsidiary of the Adviser, is a Participating Institution.

    The investment company shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, First Bank National Association or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

PORTFOLIO TRANSACTIONS

    The Funds anticipate being as fully invested as practicable in debt securities. Most of the Funds' portfolio transactions are effected with dealers at a spread or markup. The dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation. The Funds may authorize the Adviser to place brokerage orders with some brokers who help distribute the Funds' shares, if the Adviser reasonably believes that the commission and transaction quality are comparable to that available from other qualified brokers. Because the Adviser trades a large number of securities, dealers generally are willing to work with the Adviser on a more favorable spread to the Funds than would be possible for most individual investors.

    A greater spread may be paid to those firms that provide research services. The Adviser may use this research information in managing the Funds' assets. The Adviser uses its best efforts to obtain execution of the Funds' portfolio transactions at spreads which are reasonable in relation to the benefits received.

PURCHASE AND REDEMPTION OF SHARES

    SHARE PURCHASES AND REDEMPTIONS
    Shares are sold and redeemed on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days"). Payment for Class D Shares may be made only by wire. Wire transfers of federal funds for share purchases should be sent to First Bank National Association, Minneapolis, Minnesota; ABA Number 091000022; For Credit to: DST Systems, Inc., Account Number 160234580266; For Further Credit to: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed and on federal holidays restricting wire transfers. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing and purchase orders must be transmitted to and received by the Funds by 12:00 noon Central time in order for shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly.

    Purchase orders will be effective and eligible to receive dividends declared the same day if the Transfer Agent receives an order before the time specified above, and the Custodian receives Federal funds before the close of business that day. Otherwise, the purchase order will be effective the next Business Day. The purchase price is the net asset value per share, which is expected to remain constant at $1.00, next determined after the purchase order is effective. The net asset value per share is calculated as of 3:00 p.m. Central time, each Business Day based on the amortized cost method. The Funds reserve the right to reject a purchase order when the Transfer Agent determines that it is not in the best interest of the Fund and/or Shareholder(s) to accept such purchase order.

    The Funds are required to redeem for cash all full and fractional shares of the Funds. The redemption price is the net asset value per share of the Funds (normally $1.00 per share) next determined after receipt by the Transfer Agent of the redemption order.

    Redemption orders may be made any time before 12:00 noon Central time, if redeeming directly through the Fund, or by the time specified by the financial institution if redeeming through a financial institution, in order to receive that day's redemption price. For redemption orders received before such times, payment will be made the same day by transfer of Federal funds. Otherwise, payment will be made on the next Business Day. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.

    WHAT SHARES COST
    Class D Shares of the Funds are sold at their net asset value next determined after an order is received and accepted by the applicable Fund. There is no sales charge imposed on Class D Shares by the Funds. The term "net asset value per share" or "NAV" refers to the worth or price of one share. NAV is computed by adding the value of a Fund's securities plus cash and other assets, deducting liabilities, and then dividing the result by the number of shares outstanding.

    Securities in each Fund's portfolio are valued on the basis of amortized cost. This means valuation assumes a steady rate of payment from the date of purchase until maturity instead of looking at actual changes in market value. The Funds' other assets are valued by a method which the Board of Directors believes would accurately reflect fair value.

    The net asset value is determined at 3:00 p.m. Central time, Monday through Friday, except on (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or
    (iii) on the following federal holidays: New Year's Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In addition, the net asset value will not be calculated on Good Friday.

    EXCHANGING SECURITIES FOR FUND SHARES
    A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval of such Fund and a determination by that Fund and the Adviser that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of the Fund shares on the day the securities are valued.

    CERTIFICATES AND CONFIRMATIONS
    The Transfer Agent for the Funds maintains a share account for each shareholder of record. Share certificates are not issued by the Funds. Monthly confirmations are sent to report transactions such as purchases and redemptions as well as dividends paid during the month.

    DIVIDENDS
    Dividends are declared daily and paid monthly. Shares purchased through a Fund by wire before 12:00 noon Central time begin earning dividends that day. Shares purchased by check begin earning dividends on the day after the check is converted into federal funds. Dividends are automatically reinvested in additional shares of the Funds unless cash payments are requested by contacting the Funds. Whether dividends are paid in cash or are reinvested in additional shares, they will be taxable as ordinary income under the Code. The amount of dividends payable on Class D Shares generally will be less than the dividends payable on the Class C Shares and more than the dividends payable on Class A and Class B Shares because Class C Shares are not charged a distribution or shareholder servicing fee and Class A and Class B Shares are charged distribution and/or shareholder servicing fees in excess of the shareholder servicing fees charged to the Class D Shares.

    CAPITAL GAINS
    The Funds do not expect to incur any capital gains or losses. If, for some extraordinary reason, the Funds realize net long-term capital gains, they will distribute them at least once every 12 months.

TAXES

    The Funds will distribute all of their net income to shareholders. Dividends will be taxable as ordinary income to shareholders, whether reinvested or received in cash.

    For a more detailed discussion of the taxation of the Funds and the tax consequences of an investment in the Funds, see "Taxes" in the Statement of Additional Information.

FUND SHARES

    Each share of the Funds is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

    Each share of the Funds has one vote. On some issues, such as the election of directors, all shares of all FAF funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular fund or class, the shares of that fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a fund or to approve, disapprove or alter a distribution plan pertaining to a class.

    The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

CALCULATION OF PERFORMANCE DATA

    From time to time a Fund may advertise its "yield" and "effective yield" in advertisements or in reports or other communications with shareholders. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

    Advertisements and other sales literature for a Fund may refer to the Fund's "cumulative total return" and "average annual total return." Total return is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming dividend distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results.

    Performance quotations are computed separately for Class A, Class B, Class C and Class D Shares of each Fund. The performance of each class will differ due to the varying levels of distribution fees and shareholder service fees applicable to each class.

INVESTMENT RESTRICTIONS AND TECHNIQUES

    GENERAL RESTRICTIONS
    The Funds are subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to their other policies and restrictions discussed below. Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities which are subject to certain types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by each Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and
    (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the Adviser to determine that the Funds' investments present only "minimal credit risk" and are Eligible Securities. The Board of Directors of FAF has established written guidelines and procedures for the Adviser and oversees the Adviser's determination that the Funds' portfolio securities present only "minimal credit risk" and are Eligible Securities.

    Rule 2a-7 requires, among other things, that each Fund may not invest, other than in United States "Government Securities" (as defined in the 1940 Act), more than 5% of its total assets in securities issued by the issuer of the security; provided, that the Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that each Fund may not invest, other than in United States Government securities, (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than the greater of 1% of its total assets or $1,000,000 in Second Tier Securities of any one issuer.

    Prime Obligations Fund invests in corporate and bank obligations qualifying as First Tier Securities. In general, First Tier Securities are securities which are rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligations) in the highest short-term rating category or, if unrated, are determined by the Adviser to be of comparable quality.

    In order to provide shareholders with full liquidity, the Funds have implemented the following practices to maintain a constant price of $1.00 per share: limiting the portfolio's dollar-weighted average maturity to 90 days or less and buying securities which mature within 397 days from the date of acquisition as determined pursuant to Rule 2a-7 under the 1940 Act. The Funds cannot guarantee a $1.00 share price but these practices help to minimize any price fluctuations that might result from rising or declining interest rates. All money market instruments, including United States Government securities, can change in value when interest rates or an issuer's creditworthiness changes. The value of the securities in the Funds' portfolios can be expected to vary inversely with changes in prevailing interest rates, with the amount of such variation depending primarily upon the period of time remaining to maturity of the security. If the security is held to maturity, no gain or loss will be realized as a result of interest rate fluctuations.

    The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Funds invest. All securities in each Fund's portfolio are purchased with and payable in United States dollars.

    As a fundamental policy, Prime Obligations Fund will not purchase a security if, as a result: (a) more than 10% of its net assets would be in illiquid assets including time deposits and repurchase agreements maturing in more than seven days; or (b) 25% or more of its assets would be in any single industry, except that there is no limitation on the purchase of obligations of domestic commercial banks (excluding, for this purpose, foreign branches of domestic commercial banks). Limitation (b) does not apply to obligations issued or guaranteed by the United States or its agencies or instrumentalities.

    Unless otherwise stated, the policies described above in this section and under "Investment Objectives and Policies" for each Fund are non-fundamental and may be changed by a vote of the Board of Directors. The Funds have adopted certain other investment restrictions, which are set forth in detail in the Statement of Additional Information. These restrictions are fundamental and may not be changed without the approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

    If a percentage limitation under this section or "Investment Objectives and Policies" or under "Investment Restrictions" in the Statement of Additional Information, is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitation on illiquid investments.

    LOAN PARTICIPATIONS; SECTION 4(2) AND RULE 144A SECURITIES
    Prime Obligations Fund may invest in loan participation interests. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, Prime Obligations Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. Loan participation interests that can be sold within a seven-day period are deemed by the Adviser to be liquid investments. If a loan participation interest is restricted from being sold within a seven-day period, then it, as a fundamental policy, will be limited, together with other illiquid investments, to not more than 10% of Prime Obligations Fund's net assets. Commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 meet the criteria for liquidity established by the Board of Directors and are quite liquid. Consequently, Prime Obligations Fund does not intend to subject such securities to the limitation applicable to restricted securities. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

    SECURITIES OF FOREIGN BANKS AND BRANCHES
    Because the portfolio of Prime Obligations Fund may contain securities of foreign branches of domestic banks, foreign banks, and United States branches of foreign banks, Prime Obligations Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of United States banks. These risks may include future unfavorable political and economic developments and possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the Fund. Additionally, there may be less public information available about foreign banks and their branches. The Adviser carefully considers these factors when making investments. Prime Obligations Fund has agreed that, in connection with investment in securities issued by foreign banks, United States branches of foreign banks, and foreign branches of domestic banks, consideration will be given to the domestic marketability of such securities in light of these factors.

    UNITED STATES GOVERNMENT SECURITIES
    Each Fund may invest in direct obligations of the United States Treasury such as United States Treasury bonds, notes, and bills. The Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, Prime Obligations Fund and Government Obligations Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the United States Government and various instrumentalities which have been established or sponsored by the United States Government. Except for United States Treasury securities, these United States Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Adviser considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

    Some of the government agencies that issue or guarantee securities are the Government National Mortgage Association and the Farmers Home Administration, and some of the instrumentalities that issue or guarantee securities include the Export-Import Bank, Federal Farm Credit Banks, Federal Home Loan Banks, and the Federal Home Loan Mortgage Corporation. Because the United States Treasury is not obligated by law to provide support to all United States Government instrumentalities and agencies, Government Obligations Fund and Prime Obligations Fund will invest in securities issued by such instrumentalities and agencies only when the Adviser determines that the credit risk with respect to the instrumentality or agency does not make its securities unsuitable investments for the Fund.

    United States Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United States Treasury obligations. A Fund's investments in STRIPS will be limited to components with maturities of less than 397 days and a Fund will not actively trade such components.

    REPURCHASE AGREEMENTS
    Each Fund may engage in repurchase agreements with respect to any of its portfolio securities. In a repurchase agreement, a Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a mutually agreed upon time and price. Each Fund may engage in repurchase agreements with any member bank of the Federal Reserve System or dealer in United States Government securities. Repurchase agreements usually are for short periods, such as under one week, not to exceed 30 days. In all cases, the Adviser must be satisfied with the creditworthiness of the other party to the agreement before entering a repurchase agreement. In the event of bankruptcy of the other party to a repurchase agreement, a Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss.

    REVERSE REPURCHASE AGREEMENTS
    Treasury Obligations Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. This Fund will not enter into reverse repurchase agreements to increase income (leveraging), and it will only enter into such agreements for temporary or emergency purposes, for the purpose of meeting redemption requests which might otherwise require the untimely disposition of assets. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable Treasury Obligations Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that Treasury Obligations Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

    When effecting reverse repurchase agreements, liquid assets of Treasury Obligations Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.

    During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, Treasury Obligations Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

    CREDIT ENHANCEMENT AGREEMENTS
    Prime Obligations Fund may arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, "Guarantees") for the purpose of further securing the payment of principal and/or interest on the Fund's investment securities. Although each investment security, at the time it is purchased, must meet the Fund's creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, "Guarantors") when the Adviser, through yield and credit analysis, deems that credit enhancement of certain of the Fund's securities is advisable. As a non-fundamental policy, the Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of the Fund's total assets.

    LENDING OF PORTFOLIO SECURITIES
    Each Fund may from time to time lend securities from its portfolio to brokers, dealers, and financial institutions and receive collateral in cash or securities issued or guaranteed by the United States Government which will be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities. Such loans may not exceed one-third of the value of the lending Fund's total assets. The Funds will pay a portion of the income earned on a lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Adviser) in connection with these loans. For additional information, see "Investment Restrictions" in the Statement of Additional Information.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
    Each Fund may purchase the securities described above with respect to such Funds on a when-issued or delayed delivery basis. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. Each Fund will also establish a segregated account with its Custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. The Funds will not purchase securities on a when-issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund's net assets would be so invested.

    MONEY MARKET FUNDS
    Each of the Funds may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund. The Adviser will waive its advisory fee on amounts which are invested in such other money market funds. The money market funds in which a Fund may invest include other of the Funds. Investments by a Fund in such other Fund are subject to restrictions contained in an exemptive order issued by the Securities and Exchange Commission.




FIRST AMERICAN FUNDS, INC.
Oaks, Pennsylvania 19456

INVESTMENT ADVISER
FIRST BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

CUSTODIAN
FIRST TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

DISTRIBUTOR
SEI FINANCIAL SERVICES COMPANY
Oaks, Pennsylvania 19456

ADMINISTRATOR
SEI FINANCIAL MANAGEMENT
CORPORATION
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST SYSTEMS, INC.
1004 Baltimore
Kansas City, Missouri 64105

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402



FAF-1903 (1/97)CT





















                           FIRST AMERICAN FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 31, 1997

                             PRIME OBLIGATIONS FUND
                           GOVERNMENT OBLIGATIONS FUND
                            TREASURY OBLIGATIONS FUND



         This Statement of Additional Information relates to the Class A, Class B, Class C and Class D Shares of the funds named above (each a "Fund," and collectively the "Funds"), each of which is a series of First American Funds, Inc. This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' current Prospectuses dated January 31, 1997. This Statement of Additional Information is incorporated into the Funds' Prospectuses by reference. To obtain copies of the Prospectuses, call (800) 637-2548 or write SEI Financial Services Company, Oaks, Pennsylvania 19456. Please retain this Statement of Additional Information for future reference.


                                TABLE OF CONTENTS


                                                                            PAGE

         General Information...........................................      2
         Investment Restrictions.......................................      3
         Portfolio Turnover ...........................................      6
         Directors and Executive Officers..............................      6
         Capital Stock ................................................     10
         Investment Advisory and Other Services........................     11
         Portfolio Transactions........................................     15
         Net Asset Value and Public Offering Price ....................     17
         Valuation of Portfolio Securities.............................     17
         Taxes.........................................................     18
         Calculation of Performance Data...............................     19
         Commercial Paper and Bond Ratings.............................     20
         Financial Statements..........................................     21



                               GENERAL INFORMATION

         First American Funds, Inc. ("FAF") was incorporated under the name "First American Money Fund, Inc." The Board of Directors and shareholders, at meetings held December 6, 1989 and January 18, 1990, respectively, approved amendments to the Articles of Incorporation providing that the name "First American Money Fund, Inc." be changed to "First American Funds, Inc."

         As set forth in the Prospectuses, FAF is organized as a series fund, and currently issues its shares in three series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). Series B Common Shares represent interests in a portfolio referred to as "Prime Obligations Fund"; Series C Common Shares represent interests in a portfolio referred to as "Government Obligations Fund"; and Series D Common Shares represent interests in a portfolio referred to as "Treasury Obligations Fund." The name assigned to each Series of FAF may be changed at any time by FAF's Board of Directors without shareholder approvals.

         Shareholders may purchase shares of each Fund through separate classes. Prime Obligations Fund offers it shares in four classes, Class A, Class B, Class C and Class D. Government Obligations Fund and Treasury Obligations Fund offer Class C and Class D Shares only. The various classes provide for variations in distribution costs, voting rights and dividends. To the extent permitted under the Investment Company Act of 1940 (the "1940 Act"), the Funds may also provide for variations in other costs among the classes although they have no present intention to do so. Except for differences among the classes pertaining to distribution costs, each share of each Fund represents an equal proportionate interest in that Fund.

         FAF has prepared and will provide a separate Prospectus relating to the Class A and Class B, the Class C and the Class D Shares of the Funds, respectively. These Prospectuses can be obtained by calling or writing SEI Financial Services Company at the address and telephone number set forth on the cover of this Statement of Additional Information. This Statement of Additional Information relates to all Prospectuses for the various classes of shares of the Funds. It should be read in conjunction with the applicable Prospectus.

         The By-laws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the Board of Directors convene shareholders' meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the chief executive officer or chief financial officer of FAF. Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 40 days after receipt of the demand, all at the expense of FAF. In addition, the 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

         On December 16, 1994, the shareholders of FAF approved a reorganization of the then-existing mutual funds of FAF. As of such date, five different mutual funds existed as a separate series of FAF: Money Fund, Institutional Money Fund, CT Government Fund, Institutional Government Fund and CT Treasury Fund. Effective January 20, 1995, Money Fund was combined with and into Institutional Money Fund and the combined entity is the Prime Obligations Fund. Also effective on such date, CT Government Fund was combined with and into Institutional Government Fund and the combined entity is the Government Obligations Fund. In addition, the name of CT Treasury Fund was changed to Treasury Obligations Fund.

                             INVESTMENT RESTRICTIONS

PRIME OBLIGATIONS FUND

         Prime Obligations Fund has adopted the following investment limitations and fundamental policies. These policies and limitations cannot be changed by the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act (i.e., the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund). Prime Obligations Fund may not:

    1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds (except through the purchase of obligations referred to under "Investment Objective and Policies" in the Fund's Prospectus).


    2. Borrow money except from banks for temporary or emergency purposes for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 10% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market less liabilities (not including the amount borrowed) at the time the borrowing is made. The borrowings will be repaid before any additional investments are made. However, even with such authority to borrow money, there is no assurance that the Fund will not have to dispose of securities on an untimely basis to meet redemption requests.

    3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

    4.   Sell securities short or purchase securities on margin.

    5. Write or purchase put or call options, except that the Fund may write or purchase put or call options in connection with the purchase of variable rate certificates of deposit described below.

    6. Underwrite the securities of other issuers except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities, or purchase securities with contractual or other restrictions on resale.

    7. Invest more than 10% of its net assets in illiquid assets, including, without limitation, time deposits and repurchase agreements maturing in more than seven days.

    8. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

    9. Lend money to others except through the purchase of debt obligations of the type which the Funds are permitted to purchase (see "Investment Objective and Policies" in the Fund's Prospectus).

   10. Invest 25% or more of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the United States, its agencies or instrumentalities, or obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. As to utility companies, gas, electric, water, and telephone companies are considered as separate industries. As to finance companies, the following two categories are each considered a separate industry: (A) business credit institutions, such as Honeywell Finance Corporation and General Electric Credit Corp., and (B) personal credit institutions, such as Sears Roebuck Acceptance Corp. and Household Finance Corporation.

   11.   Invest in companies for the purpose of exercising control.

   12. Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

         In connection with Prime Obligations Fund's purchase of variable rate certificates of deposit ("CDs"), it may enter into agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option. Time deposits which may be purchased by the Fund are deposits held in foreign branches of United States banks which have a specified term or maturity. The Fund purchases CDs from only those domestic savings and loan institutions which are regulated by the Office of Thrift Supervision and the Federal Deposit Insurance Corporation ("FDIC"), and whose deposits are insured by either the Savings Association Insurance Fund or the Bank Insurance Fund, each of which is administered by the FDIC. However, because the Fund purchases large denomination CDs, it does not expect to benefit materially from such insurance. The policies described in this paragraph are nonfundamental and may be changed by the Board of Directors.

         Prime Obligations Fund may invest in obligations of foreign branches of United States banks and United States branches of foreign banks. The obligations of foreign branches of United States banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of portfolio securities may be held outside of the United States and the Fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

GOVERNMENT OBLIGATIONS FUND

         Government Obligations Fund has adopted the following investment limitations and fundamental policies. These limitations cannot be changed by the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act. Government Obligations Fund may not:

    1. Borrow money except from banks for temporary or emergency purposes for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 10% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market less liabilities (not including the amount borrowed) at the time the borrowing is made. The borrowings will be repaid before any additional investments are made. Interest paid on borrowed funds will decrease the net earnings of the Fund. The Fund will not borrow to increase income (leveraging).

    2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

    3.   Sell securities short or purchase securities on margin.

    4. Underwrite the securities of other issuers except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities.

    5. Invest more than 10% of its net assets in illiquid assets, including, without limitation, repurchase agreements maturing in more than seven days.

         As a non-fundamental policy, Government Obligations Fund will not invest in oil, gas or other mineral leases or real estate limited partnerships.

TREASURY OBLIGATIONS FUND

         Treasury Obligations Fund has adopted the following investment limitations and fundamental policies. These limitations cannot be changed by the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act. Treasury Obligations Fund may not:

    1. Borrow money except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary or emergency purposes, for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities in aggregate amounts not exceeding 10% of the value of the Fund's total assets (including the amount borrowed or subject to reverse repurchase agreements) valued at the lesser of cost or market less liabilities (not including the amount borrowed or subject to reverse repurchase agreements) at the time the borrowing or reverse repurchase agreement is entered into. Any borrowings will be repaid before any additional investments are made. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements. Interest paid on borrowed funds will decrease the net earnings of the Fund. The Fund will not borrow or enter into reverse repurchase agreements to increase income (leveraging).

    2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.

    3.   Sell securities short or purchase securities on margin.

    4. Underwrite the securities of other issuers except to the extent the Fund may be deemed to be an underwriter, under federal securities laws, in connection with the disposition of portfolio securities.

    5. Invest more than 10% of its net assets in illiquid assets, including, without limitation, repurchase agreements maturing in more than seven days.

         As a non-fundamental policy, Treasury Obligations Fund will not invest in oil, gas or other mineral leases.

         The Funds may not invest in obligations of any affiliate of First Bank System, Inc., including First Bank National Association (the "Adviser").

         The Funds may lend securities to the extent described in the Prospectuses under "Investment Restrictions and Techniques -- Lending of Portfolio Securities." When a Fund lends portfolio securities, it continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. The Fund may pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans. The Funds contemplate that (to the extent permissible under the 1940 Act) the Custodian may be the recipient of such administrative and custodial fees in connection with some such lending transactions. As set forth in the Prospectuses, First Trust National Association, the Funds' custodian and an affiliate of the Adviser, may act as securities lending agent for the Funds and receive separate compensation for such services, subject to compliance with conditions contained in a Securities and Exchange Commission exemptive order permitting First Trust to provide such services and receive such compensation.

         Short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Adviser to the extent permitted by Securities and Exchange Commission exemptive order.

                               PORTFOLIO TURNOVER

         The Funds generally intend to hold their portfolio securities to maturity. In certain instances, however, a Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. A Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because each Fund invests in short-term securities and manages its portfolio as described above in "Investment Restrictions" and as described in the Prospectus under "Investment Objective and Policies," the Fund's portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Funds invest and because the transactional costs are small, the high turnover is not expected materially to affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, and, therefore, each Fund's turnover rate for reporting purposes will be zero.

                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FAF are listed below, together with their business addresses and their principal occupations during the past five years. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FAF are identified with an asterisk.

DIRECTORS

         Robert J. Dayton, 5140 Norwest Center, Minneapolis, Minnesota 55402:
Director of FAF since December 1994 and of First American Investment Funds, Inc. ("FAIF") since September 1994 and of First American Strategy Funds, Inc. ("FASF") since June 1996; Chairman (1989-1993) and Chief Executive Officer (1993-present), Okabena Company (private family investment office). Age: 54.

         Andrew M. Hunter III, 537 Harrington Road, Wayzata, Minnesota 55391:
Director of FAIF, FAF and FASF since January 1997; Chairman of Hunter, Keith Industries, a diversified manufacturing and services management company, since 1975. Age: 49.

         Leonard W. Kedrowski, 16 Dellwood Avenue, Dellwood, Minnesota 55110:
Director of FAF and FAIF since November 1993 and of FASF since June 1996; President and owner of Executive Management Consulting, Inc., a management consulting firm; Vice President, Chief Financial Officer, Treasurer, Secretary and Director of Anderson Corporation, a large privately-held manufacturer of wood windows, from 1983 to October 1992. Age: 55.

         * Robert L. Spies, 4715 Twin Lakes Avenue, Brooklyn Center, Minnesota 55429: Director of FAIF, FAF and FASF since January 31, 1997; employed by First Bank System, Inc. and subsidiaries from 1957 to January 31, 1997, most recently as Vice President, First Bank National Association. Since his retirement from First Bank National Association, Mr. Spies has continued to provide consulting services to the Bank. Age: 62.

         Joseph D. Strauss, 8617 Edenbrook Crossing, # 443, Brooklyn Park, Minnesota 55443: Director of FAF since 1984 and of FAIF since April 1991 and of FASF since June 1996; Chairman of FAF's and FAIF's Boards since 1993 and of FASF's Board since 1996; President of FAF and FAIF from June 1989 to November 1989; Owner and President, Strauss Management Company, since 1993; Owner and President, Community Resource Partnerships, Inc., a community business retention survey company, since 1992; attorney-at-law. Age: 56.

         Virginia L. Stringer, 712 Linwood Avenue, St. Paul, Minnesota 55105:
Director of FAIF since August 1987 and of FAF since April 1991 and of FASF since June 1996; Owner and President, Strategic Management Resources, Inc. since 1993; formerly President and Director of The Inventure Group, a management consulting and training company, President of Scott's, Inc., a transportation company, and Vice President of Human Resources of The Pillsbury Company. Age: 52.

         Gae B. Veit, P.O. Box 6, Loretto, Minnesota 55357: Director of FAIF and FAF since December 1993 and of FASF since June 1996; owner and CEO of Shingobee Builders, Inc., a general contractor. Age: 53.

EXECUTIVE OFFICERS

         David Lee, SEI Investments Company, Oaks, Pennsylvania 19456: President of FAIF and FAF since April 1994 and of FASF since June 1996; Senior Vice President and Assistant Secretary of FAF and FAIF beginning June 1, 1993; Senior Vice President of SEI Financial Services Company (the "Distributor") since
1991; President, GW Sierra Trust Funds prior to 1991. Age: 44.

         Carmen V. Romeo, SEI Investments Company, Oaks, Pennsylvania 19456:
Treasurer and Assistant Secretary of FAIF and FAF since November 1992 and of FASF since June 1996; Director, Executive Vice President, Chief Financial Officer and Treasurer of SEI Corporation ("SEI"), SEI Financial Management Corporation (the "Administrator") and the Distributor since 1981. Age: 52.

         Kevin P. Robins, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF and FAF since April 1994 and of FASF since June 1996; Vice President, Assistant Secretary and General Counsel of the Administrator and the Distributor. Age: 36.

         Kathryn Stanton, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF and FAF since April 1994 and of FASF since June 1996; Vice President and Assistant Secretary of the Administrator and the Distributor since April 1994; Associate, Morgan, Lewis & Bockius, from 1989 to 1994. Age: 37.

         Sandra K. Orlow, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF and FAF since 1992 and of FASF since June 1996; Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1983. Age: 40.

         Marc Cahn, SEI Investments Company, Oaks, Pennsylvania 19456: Vice President and Assistant Secretary of FAIF. FAF and FASF since June 1996; Vice President and Assistant Secretary of the Administrator and Distributor since May 1996; Associate General Counsel, Barclays Bank PLC, from 1994 to 1996; ERISA Counsel, First Fidelity Bancorporation, prior to 1994. Age: 39.

         Barbara A. Nugent, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF, FAF and FASF since June 1996; Vice President and Assistant Secretary of the Administrator and Distributor since April 1996; Associate, Drinker, Biddle & Reath, from 1994 to 1996; Assistant Vice President/Administration (1992 to 1993) and Operations (1988 to
1992), Delaware Service Company, Inc. Age: 39.

         Joseph Lydon, SEI Investments Company, Oaks, Pennsylvania 19456: Vice President of FAIF and FAF since June 1995 and of FASF since June 1996; Director of Business Administration of the Administrator and Distributor since April 1995; Vice President, Fund Group and Adviser, Dreman Value Management, L.P. and President, Dreman Financial Services, Inc., from 1989 to 1995. Age: 36.

         Stephen G. Meyer, SEI Investments Company, Oaks, Pennsylvania 19456:
Controller of FAIF and FAF since March 1995 and of FASF since June 1996; Director of Internal Audit and Risk Management of SEI from 1992 to 1995; Senior Associate, Coopers & Lybrand, from 1990 to 1992. Age: 31.

         Michael J. Radmer, 220 South Sixth Street, Minneapolis, Minnesota 55402: Secretary of FAIF since April 1991 and of FAF since 1981 and of FASF since June 1996; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm and general counsel of FAIF and FAF. Age: 51.

COMPENSATION

         The First American Family of Funds, which includes FAF, FAIF and FASF, currently pays only to directors of the funds who are not paid employees or affiliates of the funds a fee of $15,000 per year ($22,500 in the case of the Chair) plus $2,500 ($3,750 in the case of the Chair) per meeting of the Board attended and $800 per committee meeting attended ($1,600 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which Michael J. Radmer, secretary of FAF, FAIF and FASF, is a partner. The following table sets forth information concerning aggregate compensation paid to each director of FAF (i) by FAF (column 2), and (ii) by FAF, FAIF and FASF collectively (column 5) during the fiscal year ended September 30, 1996. No executive officer or affiliated person of FAF had aggregate compensation from FAF in excess of $60,000 during such fiscal year:

                (1)                   (2)                  (3)                   (4)                   (5)
                                                                                               Total Compensation
                                   Aggregate      Pension or Retirement       Estimated        From Registrant and
              Name of            Compensation      Benefits Accrued as     Annual Benefits        Fund Complex
         Person, Position       From Registrant   Part of Fund Expenses    Upon Retirement      Paid to Directors
         ----------------       ---------------   ---------------------    ---------------      -----------------

Robert J. Dayton, Director         $21,121                - 0 -                 - 0 -               $32,850

Andrew M. Hunter III, Director *     - 0 -                - 0 -                 - 0 -                 - 0 -

Leonard W. Kedrowski, Director     $21,974                - 0 -                 - 0 -               $34,150

Robert L. Spies, Director *          - 0 -                - 0 -                 - 0 -                 - 0 -

Joseph D. Strauss, Director        $36,293                - 0 -                 - 0 -               $56,375

Virginia L. Stringer, Director     $22,730                - 0 -                 - 0 -               $35,350

Gae B. Veit, Director              $22,484                - 0 -                 - 0 -               $34,950


* Not a director during the fiscal year ended September 30, 1996.

         Under Minnesota law, each director owes certain fiduciary duties to the Funds and to their shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and in a manner reasonably believed to be in the best interest of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). In 1987, Minnesota enacted legislation which authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (a) for any breach of the director's duty of "loyalty" to the corporation or its shareholders, (b) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of the law,
(c) for authorizing a dividend, stock repurchase or redemption, or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (d) for any transaction from which the director derived an improper personal benefit. FAF's Board of Directors and shareholders, at meetings held December 10, 1987 and March 15, 1988, respectively, approved an amendment to the Articles of Incorporation that limits the liability of directors to the fullest extent permitted by the Minnesota legislation and the 1940 Act.

         Minnesota law does not eliminate the duty of "care" imposed on a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Further, Minnesota law does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers. Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. These remedies, however, may be ineffective in situations where shareholders become aware of such a breach after a transaction has been consummated and rescission has become impractical. Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended. The 1940 Act prohibits elimination or limitation of a director's liability for acts involving willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties of a director.


                                  CAPITAL STOCK

         As of December 15, 1996, the directors and officers of FAF as a group owned less than one percent of each class of each Fund's outstanding shares. As of that date, the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds.

                                                                         PERCENTAGE OF OUTSTANDING SHARES
                                                                         --------------------------------
                                                                   CLASS A      CLASS B     CLASS C     CLASS D
                                                                   -------      -------     -------     -------
PRIME OBLIGATIONS FUND
     Special Custody Account for the exclusive benefit of customers of
          FBS Investment Services Inc.............................   5.03%
     100 South Fifth Street
     Minneapolis, MN 55402

     National Financial Services Corporation......................  86.22%
     P.O. Box 3908, Church Street Station
     New York, NY 10008

     NFSC FEBO Evelyn L. Notary and James Notary..................               6.14%
     5891 North Washington Street
     Denver, CO 80216

     VAR & Co.....................................................                          64.32%
     P.O. Box 64010
     St. Paul, MN 55164

     Special Custody Account for the exclusive benefit of customers of FBS
          Investment Services Inc.................................                          34.91%
     100 South Fifth Street
     Minneapolis, MN 55402

     VAR & Co.....................................................                                     100.00%
     P.O. Box 64010
     St. Paul, MN 55164



                                                                                               PERCENTAGE OF
                                                                                            OUTSTANDING SHARES
                                                                                            ------------------
                                                                                            CLASS C     CLASS D
                                                                                            -------     -------
GOVERNMENT OBLIGATIONS FUND
     VAR & Co............................................................................   48.74%
     P.O. Box 64010
     St. Paul, MN 55164

     Special Custody Account for the exclusive benefit of customers of FBS
          Investment Services Inc........................................................   50.64%
     100 South Fifth Street
     Minneapolis, MN 55402

     VAR & Co............................................................................              100.00%
     P.O. Box 64010
     St. Paul, MN 55164

TREASURY OBLIGATIONS FUND
     VAR & Co............................................................................   87.08%
     P.O. Box 64010
     St. Paul, MN 55164

     Special Custody Account for the exclusive benefit of customers of FBS
          Investment Services Inc........................................................   12.92%
     100 South Fifth Street
     Minneapolis, MN 55402

     VAR & Co............................................................................              100.00%
     P.O. Box 64010
     St. Paul, MN 55164




                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

         First Bank National Association (the "Adviser"), 601 Second Avenue South, Minneapolis, Minnesota 55480, serves as the investment adviser and manager of the Funds through its First Asset Management group. The Adviser is a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. The Adviser is a subsidiary of First Bank System, Inc. ("FBS"), 601 Second Avenue South, Minneapolis, Minnesota 55480, which is a regional, multi-state bank holding company headquartered in Minneapolis, Minnesota. FBS is comprised of 13 banks and several trust and nonbank subsidiaries, with 362 banking locations and 18 nonbank offices primarily in Minnesota, Colorado, Illinois, Iowa, Kansas, Montana, Nebraska, North Dakota, South Dakota, Wisconsin and Wyoming. Through its subsidiaries, FBS provides consumer banking, commercial lending, financing of import/export trade, foreign exchange and investment services as well as mortgage banking, trust, commercial and agricultural finance, data processing, leasing and brokerage services.

         Pursuant to an Investment Advisory Agreement, effective as of January 20, 1995 (the "Advisory Agreement") between FAF, on behalf of each Fund, and the Adviser, the Funds engage the Adviser to act as investment adviser for and to manage the investment of the Funds' assets. The Advisory Agreement requires each Fund to pay the Adviser a monthly fee equal, on an annual basis, to .40 of 1% of the Fund's average daily net assets.

         The Advisory Agreement requires the Adviser to arrange, if requested by FAF, for officers or employees of the Adviser to serve without compensation from the Funds as directors, officers, or employees of FAF if duly elected to such positions by the shareholders or directors of FAF. The Adviser has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds' investment policies, subject to review by the Board of Directors of FAF. The Adviser is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds' distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAF's Board of Directors on the performance of such organizations. The Adviser will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds' investments and to discharge its duties as investment adviser of the Funds. In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Adviser or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its directors and officers with respect to such litigation. The Adviser will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Adviser other than liability for investments made by the Adviser in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Funds. The Adviser has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the Adviser.

         The following table sets forth total advisory fees before waivers and after waivers for each of the Funds for the fiscal years ended September 30, 1994, September 30, 1995 and September 30, 1996:



                                         Year Ended                  Year Ended                  Year Ended
                                      September 30,1994          September 30, 1995          September 30, 1996
                                      -----------------          ------------------          ------------------
                                Advisory Fee   Advisory Fee  Advisory Fee  Advisory Fee  Advisory Fee Advisory Fee
                                   Before          After        Before         After        Before        After
                                   Waivers        Waivers       Waivers       Waivers       Waivers      Waivers
                                   -------        -------       -------       -------       -------      -------

Prime Obligations Fund........  $3,922,752     $3,009,223    $7,153,924     $5,037,203   $11,293,845   $8,866,700

Government Obligations
    Fund......................   1,260,913        941,679     2,880,555      2,134,664     3,821,969    3,007,413

Treasury Obligations
    Fund......................   2,895,689      2,331,218     3,995,741      3,094,023     6,253,637    4,688,746


DISTRIBUTOR AND DISTRIBUTION PLANS

         SEI Financial Services Company (the "Distributor" ) serves as the distributor for the Class A, Class B, Class C and Class D Shares of Prime Obligations Fund and the Class C and Class D Shares of Treasury Obligations Fund and Government Obligations Fund. The Distributor is a wholly-owned subsidiary of SEI Investments Company, which also owns the Funds' Administrator. See "--Custodian: Administrator; Transfer Agent; Counsel; Accountants" below.

         The Distributor serves as distributor for the Class A, Class C and Class D Shares pursuant to a Distribution Agreement effective as of January 20, 1995 between itself and the Funds, and as the distributor for the Class B Shares pursuant to a Distribution and Service Agreement dated January 20, 1995 (the "Class B Distribution Agreement") between itself and the Funds These agreements are referred to collectively as the "Distribution Agreements."

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The shares of the Funds are distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         FBS Investment Services, Inc. ("ISI"), a subsidiary of the Adviser, is a Participating Institution. The Adviser currently pays ISI .25% of the portion of each Fund's average daily net assets attributable to Class C Shares for which ISI is responsible in connection with ISI's provision of shareholder support services. Such amounts paid to ISI by the Adviser will not affect the Adviser's agreement to limit expenses of each Fund as discussed under "Management of the Funds -- Investment Adviser" in the Prospectuses.

         The Class A Shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares, which fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares of the kinds described in the Retail Class Prospectus. This fee is calculated and paid each month based on average daily net assets of Class A of each Fund for that month.

           The Class B Shares pay to the Distributor a distribution fee at an annual rate of 0.75% of the average daily net assets of the Class B Shares, which fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to the Class B Shares. This fee is calculated and paid each month based on average daily net assets of Class B Shares for that month. In addition to this fee, the Distributor is paid a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of Prime Obligations Fund's Class B Shares pursuant to the Class B Distribution Agreement and a service plan (the "Class B Service Plan"), which fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B Shares of the Prime Obligations Fund of the kinds described in the Retail Class Prospectus. The Distributor also receives any contingent deferred sales charges paid with respect to sales of Class B Shares.

         The Distributor receives no compensation for distribution of the Class C Shares. The Class D Shares of each Fund pay a shareholder servicing fee to the Distributor monthly at the annual rate of 0.15% of each Fund's Class D average daily net assets, which fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class D Shares of the kinds described in the Corporate Trust Class Prospectus. This fee is calculated and paid each month based on average daily net assets of Class D of each Fund for that month.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAF and by the vote of the majority of those Board members of FAF who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF's Rule 12b-1 Plans of Distribution or in any agreement related to such Plans.

         FAF has adopted Plans of Distribution (the "Plans") with respect to Class A, Class B and Class D Shares of the Funds, respectively, pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plans authorize the Funds to pay the Distributor fees for the services it performs for the Funds as described in the preceding paragraphs. The Class B Plan also authorizes the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B Shares. The Plans recognize that the Adviser, the Administrator, the Distributor, and any Participating Institution, in their discretion, may use their own assets to pay for certain additional costs of distributing shares of the Funds. Any such arrangement to pay such additional costs may be commenced or discontinued by the Adviser, the Administrator, the Distributor, or any Participating Institution at any time.

         Each Plan is a "compensation-type" plan under which the Distributor is entitled to receive the distribution fee regardless of whether its actual distribution expenses are more or less than the amount of the fee. If, after payments by the Distributor for advertising, marketing, and distribution, there are any remaining fees, these may be used as the Distributor may elect. Because the amounts payable under the Plans will be commingled with the Distributor's general funds, including the revenues it receives in the conduct of its business, it is possible that certain of the Distributor's overhead expenses will be paid out of Plan fees and that these expenses may include items which the SEC Staff has noted, for example, the costs of leases, depreciation, communications, salaries, training, and supplies. The Funds believe that such expenses, if paid, will be paid only indirectly out of the fees being paid under the Plans.

         The following tables set forth the total Rule 12b-1 fees, after waivers, paid by each class of the Funds for the fiscal years ended September 30, 1994, September 30, 1995 and September 30, 1996:

                                           YEAR ENDED SEPTEMBER 30, 1994

                                            CLASS A          CLASS B           CLASS C          CLASS D
                                            -------          -------           -------          -------
Prime Obligations Fund................            *                *                $0                 *
Government Obligations Fund...........            *                *                 0                 *
Treasury Obligations Fund.............            *                *                 *                $0

                                           YEAR ENDED SEPTEMBER 30, 1995

                                            CLASS A          CLASS B           CLASS C          CLASS D
                                            -------          -------           -------          -------
Prime Obligations Fund................     $140,285              $92                $0            $6,634
Government Obligations Fund...........            *                *                 0           199,644
Treasury Obligations Fund.............            *                *                 *           982,300

                                           YEAR ENDED SEPTEMBER 30, 1996

                                            CLASS A          CLASS B           CLASS C          CLASS D
                                            -------          -------           -------          -------
Prime Obligations Fund................     $317,080           $7,227                $0           $82,818
Government Obligations Fund...........            0                0                 0           370,412
Treasury Obligations Fund.............            0                0                 0         1,989,778


*        Not in operation during fiscal year.

CUSTODIAN; ADMINISTRATOR; TRANSFER AGENT; COUNSEL; ACCOUNTANTS

         First Trust (the "Custodian") acts as custodian of the Funds' assets and portfolio securities pursuant to a Custodian Agreement between First Trust and the Funds. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Funds and to delivering or disposing of them pursuant to the Funds' order. The Funds compensate the Custodian at such rates and at such times as the Funds and the Custodian may agree on in writing from time to time, and the Custodian is granted a lien for unpaid compensation upon any cash or securities held by it for the Funds.

         The following table sets forth total custodian fees, after waivers, paid by each of the Funds for the fiscal years ended September 30, 1994, September 30, 1995, and September 30, 1996:

                                         Year Ended                  Year Ended                  Year Ended
                                      September 30,1994          September 30, 1995          September 30, 1996
                                 --------------------------   -------------------------   ---------------------

Prime Obligations Fund........            $181,342                      $537,494                    $842,325

Government Obligations
    Fund......................              68,897                       216,267                     278,285

Treasury Obligations
    Fund......................             136,124                       281,166                     467,928


         The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides administrative services to the Funds for a fee as described in the prospectus. The following table sets forth total administrative fees, after waivers, paid by each of the Funds for the fiscal years ended September 30, 1994, September 30, 1995, and September 30, 1996:



                                         Year Ended                  Year Ended                  Year Ended
                                      September 30,1994          September 30, 1995          September 30, 1996
                                 --------------------------   -------------------------   ---------------------

Prime Obligations Fund........            $686,480                     $1,251,489                   $1,945,261

Government Obligations
    Fund......................             220,765                       504,095                     659,381

Treasury Obligations
    Fund......................             405,478                       656,081                    1,076,226


         DST Systems, Inc., 1004 Baltimore, Kansas City, Missouri 64105, is transfer agent and dividend disbursing agent for the shares of the Funds. The transfer agent is not affiliated with the Distributor, the Administrator or the Adviser.

         Dorsey & Whitney LLP is independent general counsel for the Funds.

         KPMG Peat Marwick LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as the Funds' independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings.

                             PORTFOLIO TRANSACTIONS

         As the Funds' portfolios are exclusively composed of debt, rather than equity securities, most of the Funds' portfolio transactions are effected with dealers without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Funds, the Adviser seeks the most favorable net price consistent with the best execution. The Adviser may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the money market and the desire of the Adviser to accept a particular price for a security because the price offered by the dealer meets guidelines for profit, yield, or both.

         Decisions with respect to placement of the Funds' portfolio transactions are made by the Adviser. The primary consideration in making these decisions is efficiency in executing orders and obtaining the most favorable net prices for the Funds. Most Fund transactions are with the issuer or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to the Adviser. Such research services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.

         The research services may allow the Adviser to supplement its own investment research activities and enable the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Adviser would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions.

         The Adviser has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Adviser, except as noted below. The Adviser may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Adviser with research services, which the Adviser anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that any Fund will pay brokerage commissions, if it does, the Adviser would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the Funds.

         No Fund effects brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with its Adviser or Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board of Directors. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliate broker-dealer normally gives to others.

         When two or more clients of the Adviser are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Adviser to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions will produce better executions for each client.

         During the fiscal year ended September 30, 1996, Prime Obligations Fund, Government Obligations Fund, and Treasury Obligations Fund paid brokerage commissions to SEI Financial Services Company ("SFS") totalling $71,516, $59,453, and $115,214, respectively, in connection with portfolio transactions transacted through SFS. SFS also acts as the Funds' Distributor and is under common control with the Funds' Administrator. These commissions represented 100% of the aggregate brokerage commissions paid by each Fund during the fiscal year. Transactions effected by Prime Obligations Fund, Government Obligations Fund, and Treasury Obligations Fund through SFS represented 100% of the aggregate dollar amount of transactions involving the payment of commissions effected by each of these Funds during the fiscal year.

         At September 30, 1996, Prime Obligations Fund held securities of broker-dealers which are deemed to be "regular brokers or dealers" of the Funds under the 1940 Act (or of such broker-dealers' parent companies) in the following amounts: BankAmerica corporate obligations, $30,550,778; Bear Stearns corporate obligations, $75,000,000; Merrill Lynch & Company, Inc. corporate obligations, $25,000,000; Morgan Stanley Group corporate obligations, $81,047,687; Bankers Trust New York commercial paper, $3,916,622; BT Securities commercial paper, $29,955,667; Merrill Lynch & Company, Inc. commercial paper, $71,304,743; CS First Boston commercial paper, $74,823,195; and Goldman Sachs master notes, $50,000,000.


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

       The method for determining the public offering price of Fund shares is summarized in the Prospectus. Each Fund is open for business and its net asset value per share is calculated on every day the New York Stock Exchange and the Federal Reserve wire system are open for business. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each year the New York Stock Exchange may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, the Funds' net asset value per share may be affected on days when investors may not purchase or redeem shares. On September 30, 1996, the net asset value per share for the Funds was calculated as follows:

                                                                                                   NET ASSET
                                                     NET ASSETS              SHARES             VALUE PER SHARE
                                                    (IN DOLLARS)    /      OUTSTANDING    =      (IN DOLLARS)
                                                    ------------           -----------           ------------
PRIME OBLIGATIONS FUND
     Class A...................................      135,146,006    /     135,146,504     =            1.00
     Class B...................................        1,763,106    /       1,763,346     =            1.00
     Class C...................................    3,166,213,016    /   3,166,203,533     =            1.00
     Class D...................................      109,212,798    /     109,212,779     =            1.00

GOVERNMENT OBLIGATIONS FUND
     Class C...................................      777,561,066    /     777,589,636     =            1.00
     Class D...................................      269,414,503    /     269,382,152     =            1.00

TREASURY OBLIGATIONS FUND
     Class C...................................      317,391,908    /     317,391,723     =            1.00
     Class D...................................    1,616,129,949    /   1,616,105,019     =            1.00


                        VALUATION OF PORTFOLIO SECURITIES

         The Funds' portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of the Funds' portfolio instruments based upon their amortized cost and the concomitant maintenance of the Funds' per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, under which the Funds must adhere to certain conditions. The Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less from the date of purchase, and invest only in securities determined by the Board of Directors to present minimal credit risks and which are of high quality as determined by major rating services, or, in the case of any instrument which is not so rated, which are of comparable quality as determined by the Board of Directors. The maturities of variable rate demand instruments held in the Funds' portfolio will be deemed to be the longer of the demand period, or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. It is the normal practice of the Funds to hold portfolio securities to maturity and realize par therefor unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of the Funds to maintain a per share net asset value of $1.00. Such procedures will include review of the Funds' portfolio holdings by the Directors at such intervals as they may deem appropriate, to determine whether the Funds' net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Directors determines that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, such as selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.

                                      TAXES

         Each Fund intends to elect each year to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and, if it qualifies as such, it will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain distributed to its shareholders. Each of the series of First American is treated as a separate entity for federal income tax purposes. In order to qualify as a regulated investment company for any taxable year, a Fund must, in addition to certain other requirements, (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or other income derived with respect to its business of investing in such stock or securities; (2) derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months; and (3) distribute at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year.

         To qualify as a regulated investment company, a Fund must also diversify its holdings so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets consists of cash, cash items, securities issued by the United States Government, its agencies and instrumentalities, and the securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than securities issued by the United States Government, its agencies or instrumentalities, or the securities of other regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses.

         Each Fund expects to distribute net realized short-term gains (if any) once each year, although it may distribute them more frequently, if necessary in order to maintain the Funds' net asset value at $1.00 per share. Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

         Under the Code, each Fund is required to withhold 31% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that the social security number or taxpayer identification number supplied by them is correct and that they are not subject to backup withholding because of previous underreporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

                         CALCULATION OF PERFORMANCE DATA

         The Funds may issue current yield quotations. Simple yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7. The resulting yield figure will be carried to at least the nearest hundredth of one percent. Effective yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven calendar day period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD -- [(BASE PERIOD RETURN + 1)365/7]-1

         When calculating the foregoing yield or effective yield quotations, the calculation of net change in account value will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees, other than nonrecurring accounts or sales charges that are charged to all shareholder accounts in proportion to the length of the base period. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation are excluded from the calculation of yield and effective yield.

         From time to time, a Fund may advertise its "yield" and "effective yield." These yield figures are based upon historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. For the seven-day period ended September 30, 1996, the yield and effective yield, respectively, for the Funds were as follows:


                                                       YIELD    EFFECTIVE YIELD

      PRIME OBLIGATIONS FUND
          Class A..................................     4.90%        5.02%
          Class B..................................     4.15%        4.23%
          Class C..................................     5.15%        5.28%
          Class D..................................     5.00%        5.12%

      GOVERNMENT OBLIGATIONS FUND
          Class C..................................     5.04%        5.17%
          Class D..................................     4.89%        5.01%


                                                       YIELD    EFFECTIVE YIELD
      TREASURY OBLIGATIONS FUND
          Class C..................................     4.95%        5.07%
          Class D..................................     4.80%        4.92%

         Yield information may be useful in reviewing the Funds' performance and for providing a basis for comparison with other investment alternatives. However, yields fluctuate, unlike investments which pay a fixed yield for a stated period of time. Yields for the Funds are calculated on the same basis as other money market funds as required by applicable regulations. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

         Investors should recognize that in periods of declining interest rates the Funds' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Funds' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Funds' portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

         Should a Fund incur or anticipate any unusual expense, loss, or depreciation which would adversely affect its net asset values per share or income for a particular period, the Directors would at that time consider whether to adhere to the present dividend policy described above or revise it in light of the then prevailing circumstances. For example, if a Fund's net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Directors may suspend further dividend payments until net asset value returned to $1.00. Thus, such expenses or losses or depreciation may result in the investor receiving upon redemption a price per share lower than that which the investor paid.

                        COMMERCIAL PAPER AND BOND RATINGS

COMMERCIAL PAPER RATINGS

         Standard & Poor's Corporation ("Standard & Poor's") commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further defined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

         Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, and it does not represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         PRIME-1 ....................      Superior capacity for repayment

         PRIME-2 ....................      Strong capacity for repayment

         PRIME-3 ....................      Acceptable capacity for repayment

CORPORATE BOND RATINGS

Standard & Poor's ratings for corporate bonds include the following:

         Bonds rated "AAA" have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in small degree.

Moody's ratings for corporate bonds include the following:

         Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Bonds rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

                              FINANCIAL STATEMENTS

         The financial statements of FAF included in its Annual Report to Shareholders for the year ended September 30, 1996 are incorporated herein by reference. Such Annual Report to Shareholders accompanies this Statement of Additional Information.



                           FIRST AMERICAN FUNDS, INC.
                           PART C -- OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements for each series of the Registrant are incorporated by reference into the Statement of Additional Information under the heading "Financial Statements."

(b)      Exhibits

         (1) Amended and Restated Articles of Incorporation, as amended through January 20, 1995. (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 22.)

         (2) Bylaws, as amended through December 7, 1994. (Incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 22.)

         (3)  Not applicable.

         (4)  Not applicable.

         (5) Investment Advisory Agreement, dated January 20, 1995, between the Registrant and First Bank National Association. (Incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 22.)

         (6)  (a)      Distribution Agreement and Service Agreement relating to
                       the Class B Shares, dated January 20, 1995, between the
                       Registrant and SEI Financial Services Company.
                       (Incorporated by reference to Exhibit (6)(a) to Post-
                       Effective Amendment No. 22.)

         (6)  (b)      Distribution Agreement relating to the Class A, Class C
                       and Class D Shares, dated January 1, 1995, between the
                       Registrant and SEI Financial Services Company.
                       (Incorporated by reference to Exhibit (6)(b) to Post-
                       Effective Amendment No. 22.)

         (7)  Not applicable.

         (8)  (a)      Custodian Agreement dated September 20, 1993, between the
                       Registrant and First Trust National Association.
                       (Incorporated by reference to Exhibit (8)(a) to Post-
                       Effective Amendment No. 22.)

         (8)  (b)      Compensation Agreement dated January 20, 1995, pursuant
                       to Custodian Agreement. (Incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 22.)

         (9)  (a)      Transfer Agency Agreement dated March 31, 1994, between
                       the Registrant and Supervised Service Company.
                       [superseded] (Incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 22.)

         (9)  (b)      Assignment of Transfer Agency Agreement to DST Systems,
                       Inc. [superseded] (Incorporated by reference to Exhibit
                       (9)(b) to Post-Effective Amendment No. 22.)


         (9)  (c)      Administration Agreement dated January 1, 1995 between
                       the Registrant and SEI Financial Management Corporation.
                       (Incorporated by reference to Exhibit (9)(c) to Post-Effective Amendment No. 22.)

     *   (9)  (d)      Form of Transfer Agency Agreement dated as of October 1,
                       1996, between Registrant and DST Systems, Inc.

         (10) (a) Opinion and Consent of Dorsey & Whitney, dated January 26, 1982. (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 22.)

         (10) (b) Opinion and Consent of William N. Koster, Esq., dated November 5, 1981. (Incorporated by reference to Exhibit
                       (10)(b) to Post-Effective Amendment No. 22.)

     *   (11) (a)      Consent of KPMG Peat Marwick.

         (11) (b) Opinion and Consent of Melissa R. Fogelberg, dated February 6, 1985. (Incorporated by reference to Exhibit
                       (11)(b) to Post-Effective Amendment No. 22.)

         (11) (c) Opinion and Consent of Dorsey & Whitney, dated November 25, 1991. (Incorporated by reference to Exhibit (11)(c) to Post-Effective Amendment No. 22.)

         (12)          Not applicable.

         (13)          Letter of Investment Intent, dated November 3, 1981.
                       (Incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 22.)

     *   (14) (a)      401(k) Prototype Basic Plan Document # 02 (1989
                       Restatement), including Amendment Nos. 1, 2, and 3 and sample Adoption Agreement.

     *   (14) (b)      Defined Contribution Prototype Basic Plan Document # 01
                       (1989 Restatement), including Amendment Nos. 1 and 2 and sample Adoption Agreement.

     *   (14) (c)      IRA Applications and Documentation.

         (15) (a) Distribution Plan for Class A Shares. (Incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment No. 22.)

         (15) (b) Distribution Plan for Class B Shares. (Incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 22.)

         (15) (c) Distribution Plan for Class D Shares. (Incorporated by reference to Exhibit (15)(c) to Post-Effective Amendment No. 22.)

         (15) (d) Service Plan for Class B Shares. (Incorporated by reference to Exhibit (15)(d) to Post-Effective Amendment No. 22.)

     *   (16)          Schedule for Computation of Performance Quotations.

     *   (17)          Financial Data Schedule meeting the requirements of Rule
                       483.

         (18) Multiple Class Plan Pursuant to Rule 18f-3. (Incorporated by reference to Exhibit (18) to Post-Effective Amendment No. 22.)

         (19)          Powers of Attorney, dated September 30, 1994.
                       (Incorporated by reference to Exhibit (19) to Post-Effective Amendment No. 22.)

     *   (19) (b)      Power of attorney of Director Hunter.

     *   (19) (c)      Consent to being named and power of attorney of director
                       nominee Spies.

----------
     *   Filed herewith

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

         The following table sets forth the number of holders of shares of each series and class of First American Funds, Inc. as of December 17, 1996:

                                                                    Number of
         Fund                               Title of Class        Record Holders
         ----                               --------------        --------------

         Prime Obligations Fund             Class A                    629
         Prime Obligations Fund             Class B                    311
         Prime Obligations Fund             Class C                     18
         Prime Obligations Fund             Class D                      3
         Treasury Obligations Fund          Class C                      6
         Treasury Obligations Fund          Class D                      4
         Government Obligations Fund        Class C                      6
         Government Obligations Fund        Class D                      5

ITEM 27. INDEMNIFICATION

         The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder.

         Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

         The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980).

         Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information on the business of the Registrant's investment adviser, First Bank National Association (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

                            POSITIONS AND OFFICES                         OTHER POSITIONS AND OFFICES
         NAME                  WITH THE MANAGER                          AND PRINCIPAL BUSINESS ADDRESS
         ----                  ----------------                          ------------------------------

John F. Grundhofer      Chairman, President and Chief                  Chairman, President and Chief
                        Executive Officer                              Executive Officer of First Bank
                                                                       System, Inc. ("FBS").*

Richard A. Zona         Director and Vice Chairman--Finance            Vice Chairman--Finance of FBS*

Philip G. Heasley       Director and Vice Chairman                     Vice Chairman and Group Head of the
                                                                       Retail Product Group of FBS.*

Daniel C. Rohr          Director and Executive Vice President          Executive Vice President, Commercial
                                                                       Banking Group of FBS.*

J. Robert Hoffmann      Director, Executive Vice President             Executive Vice President and Chief
                        and Chief Credit Officer                       Credit Officer of FBS.*

Lee R. Mitau            Director, Executive Vice President,            Executive Vice President, General
                        General Counsel and Secretary                  Counsel and Secretary of FBS; prior to
                                                                       October 1995 partner in Dorsey &
                                                                       Whitney LLP*

Susan E. Lester         Director, Executive Vice President and         Executive Vice President and Chief
                        Chief Financial Officer                        Financial Officer of FBS; prior to
                                                                       December 1995 executive vice president
                                                                       and chief financial officer of Shawmut
                                                                       National Corporation.*

Larry S. Crawford       Executive Vice President and General           --*
                        Manager, Retail Banking Group

Robert J. Anderson      Executive Vice President                       --*

John M. Murphy, Jr.     Executive Vice President                       Executive Vice President of FBS;
                                                                       Chairman and Chief Investment
                                                                       Officer, First Trust National
                                                                       Association.*

Robert H. Sayre         Executive Vice President                       Executive Vice President, Human
                                                                       Resources of FBS.*

----------------
*   Address:  First Bank Place, 601 Second Avenue South, Minneapolis, Minnesota 55402.

ITEM 29. PRINCIPAL UNDERWRITERS:

         (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser:

         Registrant's distributor, SEI Financial Services Company ("SFS") acts as distributor for SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Stepstone Funds, The Advisors' Inner Circle Fund, Pillar Funds, CUFund, STI Classic Funds, CoreFunds, Inc., First American Investment Funds, Inc., The Arbor Fund, 1784 Funds, Marquis Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., Inventor Funds, Inc., The Achievement Funds Trust, Insurance Investment Products Trust, Bishop Street Funds, CrestFunds, Inc., STI Classic Variable Trust, ARK Funds, Monitor Funds, FMB Funds, Inc., SEI Asset Allocation Trust, Turner Funds, and First American Strategy Funds, Inc. pursuant to distribution agreements dated November 29, 1982, July 15, 1982, December 3, 1982, July 10, 1985, January 22, 1987, August
30, 1988, January 30, 1991, November 14, 1991, February 28, 1992, May 1, 1992,
May 29, 1992, October 30, 1992, November 1, 1992, January 28, 1993, June 1,
1993, August 17, 1993, January 3, 1994, August 1, 1994, December 27, 1994,
December 30, 1994, January 27, 1995, March 1, 1995, August 18, 1995, November 1, 1995, January 11, 1996, March 1, 1996, April 1, 1996, April 29, 1996, and
October 1, 1996, respectively.

         SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, Pennsylvania 19456.

NAME                        POSITIONS AND OFFICES WITH UNDERWRITER          POSITIONS AND OFFICES WITH REGISTRANT
----                        --------------------------------------          -------------------------------------
Alfred P. West, Jr.         Director, Chairman & Chief                                    --
                            Executive Officer
Henry H. Greer              Director, President & Chief                                   --
                            Operating Officer
Carmen V. Romeo             Director, Executive                             Treasurer, Assistant Secretary
                            Vice President & Treasurer
Gilbert L. Beebower         Executive Vice President                                      --
Richard B. Lieb             Executive Vice President,                                     --
                            President-Investment
                            Services Division
Leo J. Dolan, Jr.           Senior Vice President                                         --
Carl A. Guarino             Senior Vice President                                         --
Jerome Hickey               Senior Vice President                                         --
Larry Hutchinson            Senior Vice President                                         --
David G. Lee                Senior Vice President                           President
Steven Kramer               Senior Vice President                                         --
William Maddon              Senior Vice President                                         --
Jack May                    Senior Vice President                                         --
A. Keith McDowell           Senior Vice President                                         --
Dennis J. McGonigle         Senior Vice President                                         --
Hartland J. McKeown         Senior Vice President                                         --
Barbara J. Moore            Senior Vice President                                         --
James V. Morris             Senior Vice President                                         --
Steven Onofrio              Senior Vice President                                         --
Kevin P. Robins             Senior Vice President, General Counsel          Vice President & Assistant Secretary
                            & Secretary
Robert Wagner               Senior Vice President                                         --
Patrick K. Walsh            Senior Vice President                                         --
Kenneth Zimmer              Senior Vice President                                         --
Robert Aller                Vice President                                                --
Marc H. Cahn                Vice President & Assistant Secretary            Vice President & Assistant Secretary
Gordon W. Carpenter         Vice President                                                --
Todd Cipperman              Vice President & Assistant Secretary                          --
Robert Crudup               Vice President & Managing Director                            --
Ed Daly                     Vice President                                                --
Jeff Drennen                Vice President                                                --
Mick Duncan                 Vice President & Team Leader                                  --
Vic Galef                   Vice President & Managing Director                            --
Kathy Heilig                Vice President                                                --
Michael Kantor              Vice President                                                --
Samuel King                 Vice President                                                --
Kim Kirk                    Vice President & Managing Director                            --
Donald H. Korytowski        Vice President                                                --
John Krzeminski             Vice President & Managing Director                            --
Robert S. Ludwig            Vice President & Team Leader                                  --
Vicki Malloy                Vice President & Team Leader                                  --
Carolyn McLaurin            Vice President & Managing Director                            --
W. Kelso Morrill            Vice President                                                --
Barbara A. Nugent           Vice President & Assistant Secretary                          --
Sandra K. Orlow             Vice President & Assistant Secretary            Vice President & Assistant Secretary
Donald Pepin                Vice President & Managing Director                            --
Larry Pokora                Vice President                                                --
Kim Rainey                  Vice President                                                --
Paul Sachs                  Vice President                                                --
Mark Samuels                Vice President & Managing Director                            --
Steve Smith                 Vice President                                                --
Daniel Spaventa             Vice President                                                --
Kathryn L. Stanton          Vice President & Assistant Secretary            Vice President & Assistant Secretary
Wayne M. Withrow            Vice President & Managing Director                            --
William Zawaski             Vice President                                                --
James Dougherty             Director of Brokerage Services                                --

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by SEI Financial Services Company, Oaks, Pennsylvania 19456.

ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS

         Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement No. 2-74747 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania, on the 28th day of January, 1997.

                                          FIRST AMERICAN FUNDS, INC.


ATTEST:  /s/ Stephen G. Meyer           By /s/ Kathryn L. Stanton
       -----------------------------       -------------------------------------
            Stephen G. Meyer                  Kathryn L. Stanton, Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


            SIGNATURE                              TITLE                  DATE
            ---------                              -----                  ----


        /s/ Stephen G. Meyer                Controller (Principal          **
-----------------------------------         Financial and Accounting
        Stephen G. Meyer                    Officer)


               *                            Director                       **
-----------------------------------
        Robert J. Dayton


               *                            Director                       **
-----------------------------------
      Andrew M. Hunter III


               *                            Director                       **
-----------------------------------
      Leonard W. Kedrowski


               *                            Director                       **
-----------------------------------
        Joseph D. Strauss


               *                            Director                       **
-----------------------------------
      Virginia L. Stringer


               *                            Director                       **
-----------------------------------
           Gae B. Veit


* By: /s/ Kathryn L. Stanton
-----------------------------------
      Kathryn L. Stanton
       Attorney in Fact

   **   January 28, 1997.